Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 0.0%
Communications - 0.0%
Vacasa, Inc. — Class A*	167	$898
Financial - 0.0%
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,1	76,590	8
Total Common Stocks
(Cost $33,288)		906

PREFERRED STOCKS† - 2.5%
Financial - 2.4%
Wells Fargo & Co. ††
3.90%	500,000	490,038
6.85%	100,000	103,771
Equitable Holdings, Inc. ††
4.95%	511,000	509,024
Charles Schwab Corp. ††
4.00%	500,000	443,125
MetLife, Inc. ††
3.85%	400,000	395,310
Citigroup, Inc. ††
4.00%	200,000	196,892
3.88%	200,000	195,376
Bank of New York Mellon Corp. ††
3.75%	400,000	382,345
Markel Group, Inc. ††
6.00%	360,000	358,026
JPMorgan Chase & Co. ††
3.65%	250,000	244,412
6.50%	110,000	112,579
Goldman Sachs Group, Inc. ††
3.80%	150,000	146,256
CNO Financial Group, Inc.
5.13% due 11/25/60	6,000	113,400
American National Group, Inc. ††
7.38%	4,000	102,880
State Street Corp. ††
6.45%	100,000	99,912
Kuvare US Holdings, Inc. ††
7.00% due 02/17/51[2]	100,000	99,813
Bank of America Corp. ††
4.38%	100,000	97,462
Selective Insurance Group, Inc.
4.60%	4,000	72,520
First Republic Bank†††
4.25%*	16,525	7
4.50%*	675	–
Total Financial		4,163,148
Energy - 0.1%
Venture Global LNG, Inc. ††
9.00%[2]	150,000	142,348
Total Preferred Stocks
(Cost $4,902,227)		4,305,496

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	684	7
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*,†††,1	23,402	2
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,†††,1	8,510	1
Total Warrants
(Cost $1,584)		10

MUTUAL FUNDS† - 23.7%
Guggenheim Variable Insurance Strategy Fund III[3]	1,654,325	41,225,787
Total Mutual Funds
(Cost $41,129,796)		41,225,787

MONEY MARKET FUNDS***,† - 0.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.17%[4]	1,595,457	1,595,457
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.21%[4]	12,558	12,558
Total Money Market Funds
(Cost $1,608,015)		1,608,015

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 37.0%
Government Agency - 27.2%
Uniform MBS 30 Year
5.00%, due 06/01/25[5]	11,592,000	11,336,651
3.00%, due 06/01/25[5]	9,190,000	7,953,210
5.50%, due 06/01/25[5]	3,310,000	3,299,941
4.50%, due 06/01/25[5]	2,570,000	2,454,627
2.50%, due 06/01/25[5]	1,200,000	995,680
2.00%, due 06/01/25[5]	1,210,000	960,421
Fannie Mae
5.00% due 05/01/53	2,290,369	2,255,613
7.00% due 03/01/55	1,620,125	1,694,749
6.00% due 09/01/54	1,046,553	1,072,778
5.50% due 09/01/54	1,053,337	1,057,922
5.00% due 04/01/53	835,536	821,148
5.50% due 05/01/53	663,342	664,173
5.00% due 08/01/53	510,101	501,408
5.00% due 06/01/53	176,968	173,952
Freddie Mac
5.50% due 06/01/53	1,087,875	1,090,211
5.50% due 09/01/53	945,014	955,699
5.00% due 04/01/53	828,368	814,124
6.00% due 08/01/54	756,560	776,594
6.00% due 09/01/54	642,702	658,807
5.50% due 09/01/54	646,824	651,138
5.00% due 03/01/53	438,853	431,375
Uniform MBS 15 Year
5.00% due 06/01/25[5]	3,290,000	3,299,847
Ginnie Mae
due 05/01/25[5]	1,593,370	1,564,758
due 06/01/25[5]	864,600	864,612
due 07/01/25[5]	785,400	784,521

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 37.0% (continued)
Government Agency - 27.2% (continued)
Fannie Mae-Aces
1.49% (WAC) due 03/25/35◊,6	2,506,718	$208,948
Total Government Agency		47,342,907
Residential Mortgage-Backed Securities - 7.9%
OBX Trust
2024-NQM11, 6.13% due 06/25/64[2,7]	429,887	432,546
2024-NQM3, 6.43% due 12/25/63[2,7]	366,945	368,775
2024-NQM13, 5.37% due 06/25/64[2,7]	224,583	223,772
2024-NQM2, 6.18% due 12/25/63[2,7]	192,210	192,902
2024-NQM5, 6.29% due 01/25/64[2,7]	186,271	187,163
2022-NQM1, 6.50% (WAC) due 11/25/62◊,2	173,389	173,657
2024-NQM6, 6.85% due 02/25/64[2,7]	116,641	118,122
2024-NQM9, 6.44% due 01/25/64[2,7]	83,815	84,726
2024-NQM8, 6.59% due 05/25/64[2,7]	81,490	82,097
2022-NQM9, 6.45% due 09/25/62[2,7]	75,148	75,377
PRPM LLC
2022-1, 3.72% due 02/25/27[2,7]	585,951	586,258
2021-5, 4.79% due 06/25/26[2,7]	293,367	292,806
2024-4, 6.41% due 08/25/29[2,7]	91,870	92,044
FIGRE Trust
2024-HE3, 6.13% (WAC) due 07/25/54◊,2	342,919	346,074
2024-HE2, 6.38% (WAC) due 05/25/54◊,2	247,375	251,052
2025-HE1, 5.83% (WAC) due 01/25/55◊,2	193,125	193,796
2024-HE4, 5.06% (WAC) due 09/25/54◊,2	90,388	89,913
2024-HE1, 6.17% (WAC) due 03/25/54◊,2	79,295	79,860
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,2	574,771	534,198
2021-13, 2.50% (WAC) due 04/25/52◊,2	252,990	235,065
Legacy Mortgage Asset Trust
2021-GS3, 4.75% due 07/25/61[2,7]	321,840	320,930
2021-GS5, 5.25% due 07/25/67[2,7]	314,577	313,745
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 4.68% (1 Month Term SOFR + 0.35%, Rate Floor: 0.24%) due 12/25/36◊	1,123,896	583,091
Angel Oak Mortgage Trust
2024-2, 6.25% due 01/25/69[2,7]	405,147	407,347
2023-1, 4.75% due 09/26/67[2,7]	165,134	161,925
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50◊,2	597,827	568,002
Ameriquest Mortgage Securities Trust
2006-M3, 4.60% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 10/25/36◊	1,956,098	567,542
Securitized Asset-Backed Receivables LLC Trust
2007-BR2, 4.80% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 02/25/37◊,2	508,755	436,639
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[2,7]	397,836	394,915
Home Equity Loan Trust
2007-FRE1, 4.63% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	408,681	389,106
BRAVO Residential Funding Trust
2023-NQM2, 4.50% due 05/25/62[2,7]	206,088	203,355
2024-NQM1, 6.40% due 12/01/63[2,7]	184,083	184,734
GCAT Trust
2023-NQM3, 6.89% due 08/25/68[2,7]	363,518	368,904
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 3.69% (WAC) due 02/25/61◊,2	354,562	353,146
Master Asset-Backed Securities Trust
2006-WMC4, 4.74% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 10/25/36◊	1,063,428	342,960
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[2,7]	337,410	336,805

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 37.0% (continued)
Residential Mortgage-Backed Securities - 7.9% (continued)
First Franklin Mortgage Loan Trust
2006-FF16, 4.86% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 12/25/36◊	806,181	$325,849
CSMC Trust
2021-RPL4, 4.10% (WAC) due 12/27/60◊,2	312,481	311,414
Top Pressure Recovery Turbines
7.51% due 11/01/69	295,171	296,352
HarborView Mortgage Loan Trust
2006-14, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	283,851	269,380
NovaStar Mortgage Funding Trust Series
2007-2, 4.64% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	262,480	257,041
New Residential Mortgage Loan Trust
2024-NQM2, 5.42% due 09/25/64[2]	258,881	256,908
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[6]	1,610,656	252,763
Vista Point Securitization Trust
2024-CES3, 5.68% due 01/25/55[2,7]	193,866	194,166
Mill City Securities Ltd.
2024-RS2, 3.00% due 08/01/69[2,7]	196,382	183,012
RCKT Mortgage Trust
2024-CES4, 6.15% due 06/25/44[2,7]	175,667	177,236
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.48% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	174,977	145,770
Imperial Fund Mortgage Trust
2022-NQM2, 4.20% (WAC) due 03/25/67◊,2	152,144	141,102
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 6.72% (WAC) due 11/25/53◊,2	117,119	120,681
Sequoia Mortgage Trust
2024-5, 6.00% (WAC) due 06/25/54◊,2	103,922	104,465
LSTAR Securities Investment Ltd.
2024-1, 7.45% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,2	84,902	85,003
Morgan Stanley Re-REMIC Trust
2010-R5, 16.90% due 06/26/36[2]	25,025	23,944
Total Residential Mortgage-Backed Securities		13,718,435
Commercial Mortgage-Backed Securities - 1.0%
BX Commercial Mortgage Trust
2022-LP2, 6.28% (1 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 02/15/39◊,2	350,000	348,578
2021-VOLT, 6.43% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,2	350,000	345,210
2024-AIRC, 6.46% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 08/15/39◊,2	200,000	199,875
BX Trust
2024-VLT4, 6.46% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 07/15/29◊,2	150,000	148,875
2024-VLT4, 6.26% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 07/15/29◊,2	100,000	99,313
GS Mortgage Securities Trust
2020-GC45, 0.62% (WAC) due 02/13/53◊,6	9,304,776	220,694
Extended Stay America Trust
2021-ESH, 6.68% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 07/15/38◊,2	216,538	216,267
Life Mortgage Trust
2021-BMR, 6.78% (1 Month Term SOFR + 2.46%, Rate Floor: 2.35%) due 03/15/38◊,2	175,000	171,454
Citigroup Commercial Mortgage Trust
2016-GC37, 1.64% (WAC) due 04/10/49◊,6	2,711,193	20,469

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 37.0% (continued)
Commercial Mortgage-Backed Securities - 1.0% (continued)
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.39% (WAC) due 01/15/59◊,6	2,786,763	$17,711
CFCRE Commercial Mortgage Trust
2016-C3, 0.95% (WAC) due 01/10/48◊,6	4,675,669	15,200
COMM Mortgage Trust
2015-CR26, 0.88% (WAC) due 10/10/48◊,6	4,862,672	887
Total Commercial Mortgage-Backed Securities		1,804,533
Military Housing - 0.9%
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,2	897,455	822,478
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.65% (WAC) due 11/25/55◊	883,515	777,665
Total Military Housing		1,600,143
Total Collateralized Mortgage Obligations
(Cost $66,329,304)		64,466,018

CORPORATE BONDS†† - 25.2%
Financial - 11.7%
Pershing Square Holdings Ltd.
3.25% due 10/01/31[2]	1,000,000	877,105
Citigroup, Inc.
2.57% due 06/03/31[8]	590,000	525,410
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	290,000	270,345
5.30% due 01/15/29	250,000	250,356
Wilton RE Ltd.
6.00% [2,8,9]	497,000	491,430
Morgan Stanley
6.63% due 11/01/34[8]	153,000	166,883
5.94% due 02/07/39[8]	150,000	151,403
5.52% due 11/19/55[8]	100,000	97,690
5.83% due 04/19/35[8]	65,000	67,357
Nippon Life Insurance Co.
2.75% due 01/21/51[2,8]	350,000	302,154
2.90% due 09/16/51[2,8]	200,000	172,271
Host Hotels & Resorts, LP
3.50% due 09/15/30[10]	435,000	398,557
2.90% due 12/15/31	50,000	43,351
Jefferies Financial Group, Inc.
2.75% due 10/15/32	300,000	247,918
6.20% due 04/14/34	100,000	101,932
2.63% due 10/15/31	100,000	84,538
JPMorgan Chase & Co.
5.35% due 06/01/34[8]	305,000	309,957
2.96% due 05/13/31[8]	135,000	122,755
FS KKR Capital Corp.
2.63% due 01/15/27	250,000	238,619
3.25% due 07/15/27	200,000	191,430
Fort Moore Family Communities LLC
6.09% due 01/15/51[2]	450,019	410,671
Global Atlantic Finance Co.
4.70% due 10/15/51[2,8]	250,000	240,928
7.95% due 06/15/33[2]	150,000	169,107
Safehold GL Holdings LLC
2.80% due 06/15/31	170,000	149,224
2.85% due 01/15/32	151,000	129,849
6.10% due 04/01/34	100,000	102,921
5.65% due 01/15/35	10,000	9,956
Macquarie Group Ltd.
2.87% due 01/14/33[2,8]	250,000	215,103
2.69% due 06/23/32[2,8]	200,000	174,147
CoStar Group, Inc.
2.80% due 07/15/30[2]	430,000	382,808
Blue Owl Capital GP LLC
7.21% due 08/22/43†††	350,000	364,358
OneMain Finance Corp.
7.13% due 03/15/26	350,000	355,135
Standard Chartered plc
5.01% due 10/15/30[2,8]	350,000	349,416
Maple Grove Funding Trust I
4.16% due 08/15/51[2]	500,000	345,882
Liberty Mutual Group, Inc.
4.30% due 02/01/61[2]	554,000	344,886
First American Financial Corp.
4.00% due 05/15/30[10]	360,000	343,359
United Wholesale Mortgage LLC
5.50% due 04/15/29[2]	300,000	289,235
5.50% due 11/15/25[2]	50,000	49,863
Brookfield Finance, Inc.
3.50% due 03/30/51	280,000	192,816
5.68% due 01/15/35	100,000	102,295
4.70% due 09/20/47	50,000	42,491
Iron Mountain, Inc.
4.50% due 02/15/31[2]	261,000	239,255
5.63% due 07/15/32[2]	95,000	90,820
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	250,000	227,840
5.63% due 08/16/32	100,000	102,134
LPL Holdings, Inc.
4.00% due 03/15/29[2]	174,000	166,655
6.00% due 05/20/34	160,000	163,295
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[2]	350,000	313,530
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55[2,8]	300,000	298,945

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 25.2% (continued)
Financial - 11.7% (continued)
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[2]	370,000	$283,299
ABN AMRO Bank N.V.
2.47% due 12/13/29[2,8]	300,000	276,511
BPCE S.A.
7.00% due 10/19/34[2,8]	250,000	272,233
Macquarie Bank Ltd.
3.62% due 06/03/30[2]	290,000	268,685
Lazard Group LLC
6.00% due 03/15/31	250,000	259,793
Assurant, Inc.
6.10% due 02/27/26	200,000	201,744
2.65% due 01/15/32	68,000	57,470
TPG Operating Group II, LP
5.88% due 03/05/34	251,000	256,956
UBS Group AG
2.10% due 02/11/32[2,8]	300,000	254,719
Credit Agricole S.A.
5.34% due 01/10/30[2,8]	250,000	253,658
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[2]	250,000	235,036
SBA Communications Corp.
3.13% due 02/01/29	250,000	228,165
CNO Financial Group, Inc.
6.45% due 06/15/34	170,000	177,282
5.25% due 05/30/29	50,000	50,071
Stewart Information Services Corp.
3.60% due 11/15/31	250,000	223,407
Societe Generale S.A.
2.89% due 06/09/32[2,8]	250,000	215,300
Westpac Banking Corp.
3.02% due 11/18/36[8]	150,000	129,449
3.13% due 11/18/41	73,000	53,069
2.67% due 11/15/35[8]	27,000	23,429
BNP Paribas S.A.
5.50% due 05/20/30[2,8]	200,000	203,538
Lloyds Banking Group plc
5.59% due 11/26/35[8]	200,000	200,797
Equitable Holdings, Inc.
6.70% due 03/28/55[8]	200,000	198,455
Hunt Companies, Inc.
5.25% due 04/15/29[2]	200,000	191,155
Trustage Financial Group, Inc.
4.63% due 04/15/32[2]	200,000	187,332
Farmers Insurance Exchange
7.00% due 10/15/64[2,8]	180,000	183,746
Brown & Brown, Inc.
5.65% due 06/11/34	100,000	101,753
2.38% due 03/15/31	90,000	77,259
Americo Life, Inc.
3.45% due 04/15/31[2]	200,000	173,161
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[2]	228,000	172,353
AmFam Holdings, Inc.
2.81% due 03/11/31[2]	200,000	165,712
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[2]	160,000	164,365
Capital One Financial Corp.
6.38% due 06/08/34[8]	150,000	156,777
Equinix Europe 2 Financing Corporation LLC
5.50% due 06/15/34	150,000	152,852
Reinsurance Group of America, Inc.
5.75% due 09/15/34	100,000	101,717
6.65% due 09/15/55[8]	50,000	49,233
MetLife, Inc.
6.35% due 03/15/55[8]	150,000	150,294
Beacon Funding Trust
6.27% due 08/15/54[2]	150,000	149,516
Pacific Beacon LLC
5.51% due 07/15/36[2]	150,000	148,048
Ares Finance Company II LLC
3.25% due 06/15/30[2]	151,000	140,696
Dyal Capital Partners III (B), LP
6.55% due 06/15/44†††	132,000	132,570
Dyal Capital Partners III (A), LP
6.55% due 06/15/44†††	168,000	168,738
PartnerRe Finance B LLC
4.50% due 10/01/50[8]	140,000	130,075
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[2]	190,000	129,772
Fidelity National Financial, Inc.
2.45% due 03/15/31	150,000	129,153
RGA Global Funding
5.50% due 01/11/31[2]	120,000	123,335
Prudential Financial, Inc.
3.70% due 10/01/50[8]	130,000	117,309
Aretec Group, Inc.
10.00% due 08/15/30[2]	100,000	107,360
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[2]	100,000	102,758
Enstar Group Ltd.
7.50% due 04/01/45[2,8]	100,000	101,247
Fortitude Group Holdings LLC
6.25% due 04/01/30[2]	100,000	101,095
Selective Insurance Group, Inc.
5.90% due 04/15/35	100,000	100,839
Kennedy-Wilson, Inc.
4.75% due 03/01/29	109,000	99,800
Globe Life, Inc.
5.85% due 09/15/34	65,000	66,561
2.15% due 08/15/30	35,000	30,329
Apollo Management Holdings, LP
2.65% due 06/05/30[2]	90,000	81,507
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	100,000	69,011

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 25.2% (continued)
Financial - 11.7% (continued)
Kemper Corp.
2.40% due 09/30/30	76,000	$65,930
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[2]	100,000	65,716
Mutual of Omaha Insurance Co.
6.14% due 01/16/64[2,8]	50,000	50,826
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[2]	50,000	49,791
Western & Southern Life Insurance Co.
3.75% due 04/28/61[2]	68,000	46,943
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[2]	35,000	35,089
Brookfield Finance LLC / Brookfield Finance, Inc.
3.45% due 04/15/50	50,000	33,913
Total Financial		20,407,087
Industrial - 2.6%
AP Grange Holdings
6.50% due 03/20/45†††	900,000	904,500
5.00% due 03/20/45†††	200,000	200,000
Amsted Industries, Inc.
4.63% due 05/15/30[2]	470,000	438,226
TD SYNNEX Corp.
2.65% due 08/09/31	210,000	179,329
2.38% due 08/09/28	150,000	138,520
6.10% due 04/12/34	100,000	102,852
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26	400,000	396,912
Stadco LA LLC
3.75% due 05/15/56†††	500,000	348,857
Flowserve Corp.
3.50% due 10/01/30	270,000	248,872
2.80% due 01/15/32	100,000	85,534
Boeing Co.
6.53% due 05/01/34	210,000	225,012
6.86% due 05/01/54	50,000	54,310
3.75% due 02/01/50	73,000	51,166
Vontier Corp.
2.95% due 04/01/31	350,000	303,788
Berry Global, Inc.
5.80% due 06/15/31	150,000	155,844
1.57% due 01/15/26	50,000	48,736
Weir Group plc
2.20% due 05/13/26[2]	200,000	194,209
Owens Corning
5.95% due 06/15/54	110,000	109,880
Westinghouse Air Brake Technologies Corp.
5.61% due 03/11/34	100,000	102,609
Sealed Air Corp.
6.50% due 07/15/32[2]	100,000	101,215
AP Grange Holdings LLC
6.50% due 03/20/45†††	36,860	36,860
Norfolk Southern Corp.
4.10% due 05/15/21	50,000	35,544
Total Industrial		4,462,775
Consumer, Non-cyclical - 2.3%
Smithfield Foods, Inc.
2.63% due 09/13/31[2]	300,000	255,087
3.00% due 10/15/30[2]	110,000	98,030
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
3.00% due 05/15/32	200,000	172,053
5.50% due 01/15/30	100,000	101,587
4.38% due 02/02/52	100,000	77,629
Global Payments, Inc.
2.90% due 05/15/30	195,000	176,791
2.90% due 11/15/31	140,000	122,643
Altria Group, Inc.
3.70% due 02/04/51	350,000	241,142
4.45% due 05/06/50	50,000	39,205
Brink's Co.
6.75% due 06/15/32[2]	150,000	152,085
6.50% due 06/15/29[2]	100,000	101,371
Medline Borrower, LP
3.88% due 04/01/29[2]	270,000	252,378
Royalty Pharma plc
3.55% due 09/02/50	310,000	207,781
GXO Logistics, Inc.
6.25% due 05/06/29	100,000	103,195
6.50% due 05/06/34	100,000	102,339
IQVIA, Inc.
5.00% due 05/15/27[2]	200,000	197,158
Triton Container International Ltd.
3.15% due 06/15/31[2]	200,000	173,417
Becle, SAB de CV
2.50% due 10/14/31[2]	200,000	161,366
Graham Holdings Co.
5.75% due 06/01/26[2]	150,000	149,978
CVS Health Corp.
6.75% due 12/10/54[8]	150,000	149,339
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[2]	150,000	146,588
Universal Health Services, Inc.
2.65% due 10/15/30	150,000	131,484
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[2]	150,000	131,356
AZ Battery Property LLC
6.73% due 02/20/46†††	100,000	102,705

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 25.2% (continued)
Consumer, Non-cyclical - 2.3% (continued)
HAH Group Holding Company LLC
9.75% due 10/01/31[2]	100,000	$96,306
Kroger Co.
5.50% due 09/15/54	100,000	94,327
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32	100,000	85,790
Tenet Healthcare Corp.
4.63% due 06/15/28	75,000	72,387
Central Garden & Pet Co.
4.13% due 04/30/31[2]	42,000	37,583
Total Consumer, Non-cyclical		3,933,100
Energy - 2.2%
BP Capital Markets plc
4.88% [8,9]	516,000	493,562
Greensaif Pipelines Bidco SARL
6.13% due 02/23/38[2]	200,000	205,529
6.10% due 08/23/42[2]	200,000	200,598
Targa Resources Corp.
5.50% due 02/15/35	300,000	298,225
6.50% due 03/30/34	63,000	67,269
Venture Global LNG, Inc.
9.50% due 02/01/29[2]	200,000	214,462
9.88% due 02/01/32[2]	100,000	106,209
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[2]	328,000	256,145
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.70% due 09/15/34	250,000	252,494
ITT Holdings LLC
6.50% due 08/01/29[2]	248,000	228,788
Venture Global Calcasieu Pass LLC
4.13% due 08/15/31[2]	200,000	181,720
Cheniere Energy Partners, LP
5.75% due 08/15/34	150,000	152,123
Kinder Morgan, Inc.
5.20% due 06/01/33	150,000	148,647
Occidental Petroleum Corp.
5.38% due 01/01/32	150,000	147,765
MPLX, LP
5.95% due 04/01/55	150,000	144,547
Midwest Connector Capital Company LLC
4.63% due 04/01/29[2]	110,000	109,147
Viper Energy, Inc.
7.38% due 11/01/31[2]	100,000	104,518
Sunoco, LP
7.25% due 05/01/32[2]	100,000	103,277
Whistler Pipeline LLC
5.70% due 09/30/31[2]	100,000	101,162
ONEOK, Inc.
5.65% due 09/01/34	100,000	100,774
NuStar Logistics, LP
5.63% due 04/28/27	100,000	99,580
Parkland Corp.
4.63% due 05/01/30[2]	100,000	93,849
Energy Transfer, LP
7.38% due 02/01/31[2]	50,000	52,496
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
5.50% due 03/01/30	37,000	37,345
Total Energy		3,900,231
Consumer, Cyclical - 2.1%
Warnermedia Holdings, Inc.
4.28% due 03/15/32	400,000	352,416
5.14% due 03/15/52	196,000	142,883
Delta Air Lines, Inc.
7.00% due 05/01/25[2]	367,000	367,494
Choice Hotels International, Inc.
3.70% due 01/15/31	360,000	329,714
5.85% due 08/01/34	30,000	30,063
AS Mileage Plan IP Ltd.
5.31% due 10/20/31[2]	250,000	244,413
International Game Technology plc
4.13% due 04/15/26[2]	230,000	227,131
Flutter Treasury Designated Activity Co.
6.38% due 04/29/29[2]	200,000	203,775
Hyatt Hotels Corp.
5.75% due 04/23/30	190,000	195,273
LG Energy Solution Ltd.
5.50% due 07/02/34[2]	200,000	195,269
Ferguson Finance plc
4.65% due 04/20/32[2]	200,000	192,821
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	100,000	98,126
4.10% due 04/15/50	98,000	84,398
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[2]	157,500	158,179
Hasbro, Inc.
6.05% due 05/14/34	150,000	153,963
United Airlines, Inc.
4.38% due 04/15/26[2]	150,000	147,615
Air Canada
3.88% due 08/15/26[2]	150,000	146,682
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[2]	100,000	99,799
Marriott International, Inc.
5.35% due 03/15/35	100,000	99,055
British Airways Class A Pass Through Trust
2.90% due 03/15/35[2]	84,724	75,953

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 25.2% (continued)
Consumer, Cyclical - 2.1% (continued)
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[2]	75,000	$74,739
Total Consumer, Cyclical		3,619,761
Communications - 1.4%
British Telecommunications plc
4.88% due 11/23/81[2,8]	350,000	320,053
9.63% due 12/15/30	100,000	122,092
Level 3 Financing, Inc.
3.88% due 10/15/30[2]	330,000	249,084
11.00% due 11/15/29[2]	71,086	79,228
4.00% due 04/15/31[2]	86,611	64,958
Paramount Global
4.90% due 08/15/44	132,000	102,087
5.25% due 04/01/44	101,000	81,239
5.90% due 10/15/40	86,000	76,854
Cable One, Inc.
4.00% due 11/15/30[2]	300,000	237,878
Vodafone Group plc
4.13% due 06/04/81[8]	250,000	221,932
Rogers Communications, Inc.
4.55% due 03/15/52	200,000	159,484
7.13% due 04/15/55[8]	50,000	49,830
Sirius XM Radio LLC
4.13% due 07/01/30[2]	180,000	159,884
Altice France S.A.
5.13% due 07/15/29[2]	200,000	156,667
Bell Telephone Company of Canada or Bell Canada
7.00% due 09/15/55[8]	150,000	149,878
CSC Holdings LLC
4.13% due 12/01/30[2]	200,000	144,828
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[2]	55,000	50,949
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	50,000	32,331
McGraw-Hill Education, Inc.
5.75% due 08/01/28[2]	16,000	15,623
Total Communications		2,474,879
Technology - 1.3%
Foundry JV Holdco LLC
6.20% due 01/25/37[2]	200,000	206,128
5.88% due 01/25/34[2]	200,000	200,475
ACI Worldwide, Inc.
5.75% due 08/15/26[2]	400,000	401,163
Broadcom, Inc.
4.93% due 05/15/37[2]	277,000	266,331
3.19% due 11/15/36[2]	26,000	21,341
Leidos, Inc.
2.30% due 02/15/31	250,000	214,912
Qorvo, Inc.
4.38% due 10/15/29	119,000	113,508
3.38% due 04/01/31[2]	100,000	87,665
Oracle Corp.
3.95% due 03/25/51	217,000	159,379
MSCI, Inc.
3.63% due 11/01/31[2]	150,000	135,420
Constellation Software, Inc.
5.46% due 02/16/34[2]	100,000	101,790
Atlassian Corp.
5.50% due 05/15/34	100,000	101,537
Booz Allen Hamilton, Inc.
5.95% due 08/04/33	100,000	99,703
Fiserv, Inc.
5.35% due 03/15/31	48,000	49,220
Twilio, Inc.
3.63% due 03/15/29	38,000	35,233
Fiserv, Inc.
5.15% due 08/12/34	2,000	1,984
Total Technology		2,195,789
Basic Materials - 0.8%
Alumina Pty Ltd.
6.13% due 03/15/30[2]	400,000	398,984
Anglo American Capital plc
5.63% due 04/01/30[2]	200,000	205,634
2.63% due 09/10/30[2]	200,000	177,618
Minerals Technologies, Inc.
5.00% due 07/01/28[2]	190,000	183,010
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[2]	170,000	166,878
Yamana Gold, Inc.
2.63% due 08/15/31	150,000	128,971
Arsenal AIC Parent LLC
8.00% due 10/01/30[2]	100,000	101,961
Total Basic Materials		1,363,056
Utilities - 0.7%
NRG Energy, Inc.
2.45% due 12/02/27[2]	200,000	187,585
7.00% due 03/15/33[2]	100,000	107,810
AES Corp.
3.95% due 07/15/30[2]	170,000	159,430
2.45% due 01/15/31	55,000	47,016
Enel Finance International N.V.
5.00% due 06/15/32[2]	200,000	196,945
PacifiCorp
7.38% due 09/15/55[8]	150,000	151,930
CMS Energy Corp.
6.50% due 06/01/55[8]	140,000	136,427
Brooklyn Union Gas Co.
6.39% due 09/15/33[2]	100,000	105,412
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.88% due 08/20/26	100,000	99,214
NextEra Energy Capital Holdings, Inc.
6.38% due 08/15/55[8]	70,000	70,075

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 25.2% (continued)
Utilities - 0.7% (continued)
Southern Co.
3.75% due 09/15/51[8]	50,000	$48,585
Total Utilities		1,310,429
Transporation - 0.1%
Stolthaven Houston, Inc.
5.98% due 07/17/34†††	198,000	198,990

Total Corporate Bonds
(Cost $47,105,808)		43,866,097

ASSET-BACKED SECURITIES†† - 19.9%
Collateralized Loan Obligations - 9.8%
Octagon Investment Partners 49 Ltd.
2024-5A BR, 6.25% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/15/37◊,2	1,750,000	1,748,863
BXMT Ltd.
2020-FL2 AS, 5.83% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2	1,000,000	997,903
2020-FL3 C, 7.48% (1 Month Term SOFR + 2.66%, Rate Floor: 2.66%) due 11/15/37◊,2	250,000	247,921
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.12% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	500,000	500,915
2021-3A B, 6.41% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 07/23/33◊,2	500,000	499,876
Palmer Square Loan Funding Ltd.
2022-1A A2, 5.90% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	1,000,000	999,056
Cerberus Loan Funding XLIV LLC
2024-5A A, 6.65% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36◊,2	700,000	697,753
2024-5A B, 7.50% (3 Month Term SOFR + 3.20%, Rate Floor: 3.20%) due 01/15/36◊,2	250,000	247,211
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.44% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	750,000	751,224
STWD Ltd.
2019-FL1 B, 6.03% (1 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 07/15/38◊,2	750,000	749,981
Dryden 37 Senior Loan Fund
2017-37A BR, 5.96% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/15/31◊,2	367,868	367,786
2017-37A CR, 7.81% (3 Month Term SOFR + 3.51%, Rate Floor: 3.25%) due 01/15/31◊,2	333,333	333,453
2015-37A SUB, due 01/15/31[2,11]	298,799	2,529
KREF Ltd.
2021-FL2 C, 6.43% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 02/15/39◊,2	500,000	494,497
2021-FL2 AS, 5.73% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,2	150,000	146,868
LCCM Trust
2021-FL3 AS, 6.23% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/15/38◊,2	400,000	398,846
2021-FL3 A, 5.88% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,2	144,709	144,398
Cerberus Loan Funding XL LLC
2023-1A A, 6.70% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,2	500,000	500,975
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,2	500,000	500,968
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.17% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,2	500,000	500,935
LoanCore Issuer Ltd.
2021-CRE6 C, 6.73% (1 Month Term SOFR + 2.41%, Rate Floor: 2.30%) due 11/15/38◊,2	500,000	500,590

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.9% (continued)
Collateralized Loan Obligations - 9.8% (continued)
Cerberus Loan Funding XLII LLC
2023-3A A1, 6.79% (3 Month Term SOFR + 2.48%, Rate Floor: 2.48%) due 09/13/35◊,2	500,000	$500,074
Golub Capital Partners CLO 54M L.P
2021-54A C, 7.22% (3 Month Term SOFR + 2.91%, Rate Floor: 2.65%) due 08/05/33◊,2	500,000	500,058
Owl Rock CLO XVI LLC
2024-16A A, 6.29% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/20/36◊,2	500,000	499,978
ABPCI Direct Lending Fund CLO II LLC
2024-1A A1RR, 5.94% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/20/37◊,2	500,000	499,269
HERA Commercial Mortgage Ltd.
2021-FL1 B, 6.03% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,2	500,000	492,460
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	469,312	470,218
Fortress Credit BSL XV Ltd.
2024-2A BR, 6.29% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/18/33◊,2	300,000	299,660
TRTX Issuer Ltd.
2025-FL6 A, 5.87% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 09/18/42◊,2	300,000	299,311
Cerberus Loan Funding XLVII LLC
2024-3A B, 6.25% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36◊,2	300,000	297,827
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	250,000	250,396
CIFC Funding 2017-II Ltd.
2021-2A CR, 6.41% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 04/20/30◊,2	250,000	250,087
Owl Rock CLO III Ltd.
2024-3A AR, 6.14% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 04/20/36◊,2	250,000	250,081
BRSP Ltd.
2024-FL2 A, 6.26% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 08/19/37◊,2	250,000	249,336
Owl Rock CLO XVII LLC
2024-17A B, 6.25% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36◊,2	250,000	248,100
Ares Direct Lending CLO 1 LLC
2024-1A B, 6.50% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36◊,2	250,000	247,489
Ares Direct Lending CLO 2 LLC
2024-2A C, 6.64% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 10/20/36◊,2	100,000	100,146
LoanCore
2025-CRE8 AS, 5.91% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/17/42◊,2	100,000	99,507
FS Rialto Issuer LLC
2025-FL10 AS, 5.89% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/19/42◊,2	100,000	98,984
PFP Ltd.
2024-11 AS, 6.51% (1 Month Term SOFR + 2.19%, Rate Floor: 2.19%) due 09/17/39◊,2	94,513	94,404
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 5.87% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,2	74,820	74,820
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[2,11]	162,950	375

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.9% (continued)
Collateralized Loan Obligations - 9.8% (continued)
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[11,12]	600,000	$60
Total Collateralized Loan Obligations		17,155,188
Whole Business - 1.8%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[2]	764,000	727,339
Subway Funding LLC
2024-3A, 5.91% due 07/30/54[2]	249,375	245,908
2024-1A, 6.27% due 07/30/54[2]	199,500	202,416
2024-1A, 6.51% due 07/30/54[2]	149,625	152,291
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[2]	481,250	443,414
2024-1A, 6.17% due 01/25/54[2]	99,000	101,219
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[2]	495,000	485,692
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[2]	328,125	327,691
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[2]	235,101	202,393
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54[2]	149,625	155,196
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[2]	94,500	93,546
Total Whole Business		3,137,105
Transport-Aircraft - 1.7%
AASET Trust
2024-1A, 6.26% due 05/16/49[2]	239,012	244,234
2021-1A, 2.95% due 11/16/41[2]	238,568	225,265
Slam Ltd.
2024-1A, 5.34% due 09/15/49[2]	193,642	191,920
2021-1A, 2.43% due 06/15/46[2]	191,400	176,601
Castlelake Aircraft Structured Trust
2025-1A, 5.78% due 02/15/50[2]	248,363	249,800
2021-1A, 3.47% due 01/15/46[2]	110,152	106,417
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[2]	381,710	354,971
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[2]	363,095	335,043
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[2]	284,086	278,408
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	270,168	256,657
WAVE LLC
2019-1, 3.60% due 09/15/44[2]	269,787	251,279
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49[2]	239,583	237,472
Sprite Ltd.
2021-1, 3.75% due 11/15/46[2]	135,143	129,722
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[2]	21,236	20,939
Total Transport-Aircraft		3,058,728
Financial - 1.7%
Station Place Securitization Trust
2024-SP1, 5.85% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/12/25◊,†††,2	325,000	325,000
2024-SP2, 6.03% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/12/26◊,†††,2	325,000	325,000
KKR Core Holding Company LLC
4.00% due 08/12/31†††	482,014	439,380
Thunderbird A
5.50% due 03/01/37†††	400,000	373,581
Lightning A
5.50% due 03/01/37†††	400,000	373,581
LVNV Funding LLC
7.80% due 11/05/28†††	250,000	262,147
6.84% due 06/12/29†††	100,000	101,907
Project Onyx I
7.11% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	350,558	350,122
Ceamer Finance LLC
6.79% due 11/15/39†††	200,000	202,473
Project Onyx II
7.11% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	96,092	95,789

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.9% (continued)
Financial - 1.7% (continued)
Nassau LLC
2019-1, 3.98% due 08/15/34[12]	87,700	$79,898
Total Financial		2,928,878
Net Lease - 1.5%
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[2]	827,323	812,620
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[2]	244,283	245,467
2020-1, 2.28% due 07/15/60[2]	224,863	221,313
CARS-DB5, LP
2021-1A, 2.76% due 08/15/51[2]	494,479	414,229
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[2]	346,354	342,540
CMFT Net Lease Master Issuer LLC
2021-1, 3.44% due 07/20/51[2]	400,000	342,374
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[2]	245,260	228,033
Total Net Lease		2,606,576
Infrastructure - 1.3%
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[2]	300,000	298,361
2025-1A, 5.04% due 03/25/55[2]	200,000	192,944
2024-1A, 6.28% due 03/25/54[2]	100,000	101,203
Stack Infrastructure Issuer LLC
2023-1A, 5.90% due 03/25/48[2]	500,000	504,054
Hotwire Funding LLC
2021-1, 2.31% due 11/20/51[2]	250,000	239,273
2024-1A, 5.89% due 06/20/54[2]	150,000	152,669
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[2]	250,000	242,192
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	250,000	239,514
ALLO Issuer LLC
2024-1A, 5.94% due 07/20/54[2]	150,000	151,489
SBA Tower Trust
4.83% due 10/15/29[2]	150,000	148,721
Total Infrastructure		2,270,420
Single Family Residence - 0.9%
FirstKey Homes Trust
2021-SFR1, 1.79% due 08/17/38[2]	600,000	574,758
2020-SFR2, 4.50% due 10/19/37[2]	150,000	148,120
2020-SFR2, 4.00% due 10/19/37[2]	150,000	147,801
2020-SFR2, 3.37% due 10/19/37[2]	100,000	98,316
Tricon Residential Trust
2023-SFR2, 5.00% due 12/17/40[2]	250,000	246,903
2024-SFR3, 5.25% due 08/17/41[2]	200,000	197,197
2024-SFR2, 5.70% due 06/17/40[2]	100,000	99,388
Invitation Homes Trust
2024-SFR1, 4.00% due 09/17/41[2]	100,000	95,313
Total Single Family Residence		1,607,796
Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	750,000	690,921

Transport-Container - 0.4%
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	281,369	257,303
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[2]	214,000	190,884
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[2]	124,546	119,516
TIF Funding III LLC
2024-1A, 5.48% due 04/20/49[2]	92,500	93,027
Total Transport-Container		660,730
Insurance - 0.3%
Obra Longevity
8.48% due 06/30/39†††	450,000	470,305

Unsecured Consumer Loans - 0.1%
Service Experts Issuer LLC
2024-1A, 6.39% due 11/20/35[2]	126,529	128,434

Total Asset-Backed Securities
(Cost $35,281,460)		34,715,081

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~	Value
U.S. GOVERNMENT SECURITIES†† - 6.1%
U.S. Treasury Bonds
due 05/15/51[10,13,14]	12,850,000	$3,799,622
due 05/15/44[6,10,13]	2,790,000	1,111,652
due 02/15/46[6,10,13]	1,990,000	730,165
due 02/15/54[10,13,14]	2,500,000	671,936
due 02/15/52[13,14,15]	2,180,000	624,521
due 08/15/54[13,14,15]	1,850,000	490,063
due 02/15/55[13,14]	1,750,000	457,751
due 11/15/44[6,13]	500,000	194,551
U.S. Treasury Notes
4.13% due 11/30/29[10]	1,810,000	1,823,999
4.13% due 11/30/31[15]	750,000	752,373
Total U.S. Government Securities
(Cost $11,512,521)		10,656,633

SENIOR FLOATING RATE INTERESTS††,◊ - 1.8%
Financial - 1.0%
Higginbotham Insurance Agency, Inc.
8.83% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/24/28†††	411,873	409,018
Worldpay
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31	249,375	247,427
Jane Street Group LLC
6.31% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	222,570	219,766
Citadel Securities, LP
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	198,010	197,689
Alliant Holdings Intermediate LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/19/31	159,600	158,513
CPI Holdco B LLC
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/17/31	149,625	147,973
Asurion LLC
8.57% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	149,250	147,152
Eisner Advisory Group
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31	98,754	98,539
HighTower Holding LLC
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 02/03/32	54,624	54,180
Total Financial		1,680,257
Consumer, Non-cyclical - 0.2%
Southern Veterinary Partners LLC
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 12/04/31	240,704	239,888
Quirch Foods Holdings LLC
9.57% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/27/27	144,599	137,956
HAH Group Holding Co. LLC
9.32% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31	33,739	31,962
Elanco Animal Health, Inc.
6.17% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/01/27	16,350	16,310
Total Consumer, Non-cyclical		426,116
Consumer, Cyclical - 0.2%
MB2 Dental Solutions LLC
9.82% (1 Month Term SOFR + 5.50%, Rate Floor: 6.25%) due 02/13/31†††	153,154	152,600
9.83% (1 Month Term SOFR + 5.50%, Rate Floor: 6.25%) due 02/13/31†††	15,142	15,015
First Brands Group LLC
9.55% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	132,313	122,555
Pacific Bells LLC
8.56% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/13/28	89,116	88,819
Total Consumer, Cyclical		378,989
Industrial - 0.2%
EMRLD Borrower, LP
6.80% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/04/31	99,500	98,487
6.93% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/31/30	98,750	97,695

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 1.8% (continued)
Industrial - 0.2% (continued)
Capstone Acquisition Holdings, Inc.
8.92% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††		137,235	$136,533
Total Industrial			332,715
Communications - 0.1%
Authentic Brands
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/21/28		174,125	172,134
Level 3 Financing, Inc.
due 03/21/32[5]		30,000	29,597
Total Communications			201,731
Technology - 0.1%
Datix Bidco Ltd.
9.95% (2 Month GBP SONIA + 5.25%, Rate Floor: 5.25%) due 04/25/31†††	GBP	71,200	91,337
9.68% (6 Month Term SOFR + 5.25%, Rate Floor: 5.75%) due 04/30/31†††		20,000	19,859
Total Technology			111,196
Total Senior Floating Rate Interests
(Cost $3,151,633)			3,131,004

FEDERAL AGENCY BONDS†† - 1.0%
Tennessee Valley Authority
4.25% due 09/15/65		1,000,000	829,707
5.38% due 04/01/56		750,000	767,503
Tennessee Valley Authority Principal Strips
due 01/15/48[13,14]		500,000	152,394
Total Federal Agency Bonds
(Cost $2,555,800)			1,749,604

MUNICIPAL BONDS†† - 0.2%
Illinois - 0.2%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38		311,111	318,518

Total Municipal Bonds
(Cost $315,861)			318,518

	Contracts/Notional Value~
OTC OPTIONS PURCHASED†† - 0.0%
Put Options on:
Foreign Exchange Options
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $1,856,864)	EUR	1,719,000	7,339
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $1,856,864)	EUR	1,719,000	7,339
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $1,300,561)	EUR	1,204,000	5,189
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $661,082)	EUR	612,000	2,638
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $557,383)	EUR	516,000	2,224
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $109,100)	EUR	101,000	435
Total OTC Options Purchased
(Cost $80,805)			25,164

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Contracts/Notional Value~	Value
OTC INTEREST RATE SWAPTIONS PURCHASED††,16 - 0.2%
Call Swaptions on: Interest Rate Swaptions
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.82% (Notional Value $2,520,000)	2,520,000	$53,964
BNP Paribas 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.82% (Notional Value $2,520,000)	2,520,000	53,964
The Toronto-Dominion Bank 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.80% (Notional Value $4,700,000)	4,700,000	98,232
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.50% (Notional Value $4,517,625)	3,500,000	26,328
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.80% (Notional Value $4,517,625)	3,500,000	19,912
Total Interest Rate Swaptions		252,400
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 5.50% (Notional Value $4,517,625)	3,500,000	6,903
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.85% (Notional Value $4,517,625)	3,500,000	3,522
Total Interest Rate Swaptions		10,425
Total OTC Interest Rate Swaptions Purchased
(Cost $151,018)		262,825
Total Investments - 118.5%
(Cost $214,159,120)		$206,331,158

OTC INTEREST RATE SWAPTIONS WRITTEN††,16 (0.1)%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.30% (Notional Value $4,517,625)	3,500,000	(7,877)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.00% (Notional Value $4,517,625)	3,500,000	(14,791)
The Toronto-Dominion Bank 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.30% (Notional Value $4,700,000)	4,700,000	(47,768)
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.32% (Notional Value $2,520,000)	2,520,000	(26,341)
BNP Paribas 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.32% (Notional Value $2,520,000)	2,520,000	(26,341)
Total Interest Rate Call Swaptions		(123,118)
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.35% (Notional Value $4,517,625)	3,500,000	(10,592)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 4.50% (Notional Value $4,517,625)	3,500,000	(21,457)
Total Interest Rate Put Swaptions		(32,049)
Total OTC Interest Rate Swaptions Written
(Premiums received $97,303)		(155,167)
Other Assets & Liabilities, net - (18.4)%		(31,976,722)
Total Net Assets - 100.0%		$174,199,269

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	8	Mar 2027	$1,931,800	$10,924

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	ICE	CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	$342,000	$18,067	$16,694	$1,373
BofA Securities, Inc.	ICE	CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	70,000	3,737	5,316	(1,579)
							$21,804	$22,010	$(206)

OTC Credit Default Swap Agreements Protection Purchased††

Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums (Received)	Unrealized Appreciation
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (15-25%)	5.00%	Quarterly	12/20/29	$250,000	$(1,527)	$(14,982)	$13,455
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (25-35%)	5.00%	Quarterly	12/20/29	250,000	(31,048)	(35,791)	4,743
						$(32,575)	$(50,773)	$18,198

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.48%	Annually	11/02/33	$2,380,000	$125,515	$97	$125,418
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	12/23/29	3,499,262	62,338	298	62,040
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.27%	Annually	06/27/27	4,500,000	52,271	232	52,039
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.21%	Annually	07/11/27	4,000,000	42,512	235	42,277
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.99%	Annually	10/11/25	9,089,000	34,778	85	34,693
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.76%	Annually	02/06/29	1,300,000	4,200	105	4,095
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.66%	Annually	10/18/27	5,300,000	(5,149)	266	(5,415)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.66%	Annually	04/02/30	10,000,000	(8,954)	345	(9,299)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.73%	Annually	12/04/34	2,000,000	(9,937)	306	(10,243)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.40%	Annually	04/04/28	5,000,000	(38,483)	194	(38,677)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.57%	Annually	10/18/54	1,700,000	(76,934)	325	(77,259)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	5,000,000	(102,484)	59	(102,543)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.63%	Annually	10/18/34	9,300,000	(116,577)	357	(116,934)
								$(36,904)	$2,904	$(39,808)

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	GBP	Sell	74,000	95,897 USD	04/15/25	$298
Barclays Bank plc	EUR	Buy	48,000	52,615 USD	04/15/25	(635)
Bank of America, N.A.	EUR	Sell	52,000	54,937 USD	05/27/25	(1,510)
						$(1,847)

OTC Interest Rate Swaptions Purchased

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
The Toronto-Dominion Bank 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.80%	11/19/25	3.80%	$4,700,000	$98,232
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.82%	11/18/25	3.82%	2,520,000	53,964
BNP Paribas 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.82%	11/18/25	3.82%	2,520,000	53,964
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.50%	08/19/26	3.50%	4,517,625	26,328
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.80%	10/31/25	3.80%	4,517,625	19,912
								$252,400
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	5.50%	08/19/26	5.50%	4,517,625	6,903
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	4.85%	10/31/25	4.85%	4,517,625	3,522
								$10,425

OTC Interest Rate Swaptions Written

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.30%	10/31/25	3.30%	4,517,625	(7,877)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.00%	08/19/26	3.00%	4,517,625	(14,791)
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.32%	11/18/25	3.32%	2,520,000	(26,341)
BNP Paribas 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.32%	11/18/25	3.32%	2,520,000	(26,341)
The Toronto-Dominion Bank 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.30%	11/19/25	3.30%	4,700,000	(47,768)
								$(123,118)
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.35%	10/31/25	4.35%	$4,517,625	$(10,592)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.50%	08/19/26	4.50%	4,517,625	(21,457)
								$(32,049)

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $67,376,198 (cost $69,868,191), or 38.7% of total net assets.
[3]	Affiliated issuer.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.
[5]	Security is unsettled at period end and does not have a stated effective rate.
[6]	Security is an interest-only strip.
[7]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2025. See table below for additional step information for each security.
[8]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[9]	Perpetual maturity.
[10]	All or a portion of this security is pledged as reverse repurchase agreement collateral at March 31, 2025.
[11]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[12]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $79,958 (cost $87,700), or less than 0.1% of total net assets — See Note 6.
[13]	Zero coupon rate security.
[14]	Security is a principal-only strip.
[15]	All or a portion of this security is pledged as swap collateral at March 31, 2025.
[16]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.

BofA — Bank of America
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.HY.44.V1 — Credit Default Swap North American High Yield Series 44 Index Version 1
CME — Chicago Mercantile Exchange
CMT — Constant Maturity Treasury
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$898	$—	$8	$906
Preferred Stocks	—	4,305,489	7	4,305,496
Warrants	7	—	3	10
Mutual Funds	41,225,787	—	—	41,225,787
Money Market Funds	1,608,015	—	—	1,608,015
Collateralized Mortgage Obligations	—	63,643,540	822,478	64,466,018
Corporate Bonds	—	41,408,519	2,457,578	43,866,097
Asset-Backed Securities	—	31,395,796	3,319,285	34,715,081
U.S. Government Securities	—	10,656,633	—	10,656,633
Senior Floating Rate Interests	—	2,306,642	824,362	3,131,004
Federal Agency Bonds	—	1,749,604	—	1,749,604
Municipal Bonds	—	318,518	—	318,518
Options Purchased	—	25,164	—	25,164
Interest Rate Swaptions Purchased	—	262,825	—	262,825
Interest Rate Futures Contracts**	10,924	—	—	10,924
Credit Default Swap Agreements**	—	19,571	—	19,571
Interest Rate Swap Agreements**	—	320,562	—	320,562
Forward Foreign Currency Exchange Contracts**	—	298	—	298
Total Assets	$42,845,631	$156,413,161	$7,423,721	$206,682,513

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	—	155,167	—	155,167
Credit Default Swap Agreements**	—	1,579	—	1,579
Interest Rate Swap Agreements**	—	360,370	—	360,370
Forward Foreign Currency Exchange Contracts**	—	2,145	—	2,145
Unfunded Loan Commitments (Note 5)	—	—	896	896
Total Liabilities	$—	$519,261	$896	$520,157

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $8,430,848 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$1,550,596	Yield Analysis	Yield	6.4%-7.4%	6.9%
Asset-Backed Securities	1,118,689	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	650,000	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	822,478	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	8	Model Price	Liquidation Value	—	—
Corporate Bonds	1,316,218	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	1,104,500	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	36,860	Third Party Pricing	Trade Price	—	—
Preferred Stocks	7	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	713,166	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	111,196	Yield Analysis	Yield	10.0%	—
Warrants	3	Model Price	Liquidation Value	—	—
Total Assets	$7,423,721
Liabilities:
Unfunded Loan Commitments	$896	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, or liquidation value would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2025, the Fund had securities with a total value of $7 transfer into Level 3 from Level 2 due to a lack of observable inputs did not have any securities to transfer out of Level 3 into Level 2.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2025:

			Assets						Liabilities
	Asset- Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$3,214,279	$792,946	$2,423,951	$820,124	$3	$8	$—	$7,251,311	$(3,041)
Purchases/(Receipts)	109,123	—	25,671	14,477	—	—	—	149,271	(1,818)
(Sales, maturities and paydowns)/Fundings	(23,163)	(3,081)	(6,737)	(13,303)	—	—	—	(46,284)	1,363
Amortization of premiums/discounts	—	(939)	—	336	—	—	—	(603)	(83)
Total realized gains (losses) included in earnings	—	—	—	(81)	—	—	—	(81)	755
Total change in unrealized appreciation (depreciation) included in earnings	19,046	33,552	14,693	2,809	—	—	—	70,100	1,928
Transfers into Level 3	—	—	—	—	—	—	7	7	—
Ending Balance	$3,319,285	$822,478	$2,457,578	$824,362	$3	$8	$7	$7,423,721	$(896)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2025	$19,046	$33,552	$14,693	$2,821	$—	$—	$—	$70,112	$1,928

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2024-2, 6.25% due 01/25/69	7.25%	01/01/28	—	—
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
BRAVO Residential Funding Trust 2024-NQM1, 6.40% due 12/01/63	7.40%	01/01/28	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS5, 5.25% due 07/25/67	6.25%	11/25/25	—	—
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2024-NQM5, 6.29% due 01/25/64	7.29%	03/01/28	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2024-NQM3, 6.43% due 12/25/63	7.43%	02/01/28	—	—
OBX Trust 2024-NQM2, 6.18% due 12/25/63	7.18%	01/01/28	—	—
OBX Trust 2024-NQM11, 6.13% due 06/25/64	7.08%	07/01/28	—	—
OBX Trust 2024-NQM8, 6.59% due 05/25/64	7.59%	05/01/28	—	—
OBX Trust 2024-NQM6, 6.85% due 02/25/64	7.85%	04/01/28	—	—
OBX Trust 2024-NQM13, 5.37% due 06/25/64	6.37%	08/01/28	—	—
OBX Trust 2024-NQM9, 6.44% due 01/25/64	7.66%	06/01/28	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2022-1, 3.72% due 02/25/27	7.72%	02/25/26	—	—
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	—	—
PRPM LLC 2024-4, 6.41% due 08/25/29	9.41%	08/25/27	10.41%	08/25/28
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44	7.15%	05/01/28	—	—
Vista Point Securitization Trust 2024-CES3, 5.68% due 01/25/55	6.68%	12/01/28	—	—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Transactions during the period ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Variable Insurance Strategy Fund III	$45,415,997	$591,357	$(4,750,000)	$16,832	$(48,399)	$41,225,787	1,654,325	$598,124

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 1.2%
Consumer, Cyclical - 0.8%
Alimentation Couche-Tard Inc.*,†††	23,937	$406,929
Industrial - 0.3%
API Heat Transfer Intermediate*,†††	123	167,774
BP Holdco LLC*,†††,1	11,609	9,490
Vector Phoenix Holdings, LP*,†††	11,609	246
Total Industrial		177,510
Consumer, Non-cyclical - 0.1%
Endo, Inc.*	1,046	25,104
Communications - 0.0%
Xplore, Inc.*,††	3,953	15,812
Total Common Stocks
(Cost $602,363)		625,355

RIGHT††† - 0.0%
Asphalt Intermediate Holdco, LLC
Expiring 12/31/49	1,071	5,782
Total Right
(Cost $0)		5,782

EXCHANGE-TRADED FUND***,† - 0.9%
SPDR Blackstone Senior Loan ETF	10,447	429,685
Total Exchange-Traded Fund
(Cost $432,792)		429,685

MUTUAL FUND† - 4.2%
Guggenheim Floating Rate Strategies Fund — Class R6[1]	89,982	2,149,682
Total Mutual Fund
(Cost $2,199,594)		2,149,682

MONEY MARKET FUND***,† - 2.1%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 4.14%[2]	1,092,436	1,092,436
Total Money Market Fund
(Cost $1,092,436)		1,092,436

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,◊ - 91.1%
Consumer, Cyclical - 18.3%
Alterra Mountain Co.
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/17/28	298,502	297,756
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/31/30	199,001	198,753
Dealer Tire LLC
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/02/31	497,503	494,394
Restaurant Brands
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/20/30	498,280	492,764
PetSmart LLC
8.17% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 02/11/28	495,704	486,821
Truck Hero, Inc.
7.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 01/31/28	494,845	471,820
Flutter Entertainment plc
6.05% (3 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 11/30/30	435,600	432,721
Grant Thornton Advisors LLC
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 06/02/31	409,979	407,544
Petco Health And Wellness Company, Inc.
7.81% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/03/28	334,473	303,953
Entain Holdings (Gibraltar) Ltd.
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/31/29	299,565	299,658
PCI Gaming Authority, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/18/31	286,413	283,389
Prime Security Services Borrower LLC
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/13/30	275,972	274,592
Thevelia US LLC
7.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 06/18/29	253,520	252,569
Peer Holding III BV
6.80% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 07/01/31	245,000	244,326
Sweetwater Sound
8.69% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 08/07/28	236,786	235,602
Rent-A-Center, Inc.
7.04% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28	230,531	229,667
Go Daddy Operating Company LLC
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 11/09/29	227,794	226,473

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 91.1% (continued)
Consumer, Cyclical - 18.3% (continued)
Congruex Group LLC
10.90% (3 Month Term SOFR + 1.50%, Rate Floor: 2.25%) (in-kind rate was 5.00%) due 05/03/29[3]	251,726	$219,002
Caesars Entertainment, Inc.
6.56% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/30	203,451	201,925
6.56% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/31	14,925	14,801
Eagle Parent Corp.
8.55% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/02/29	218,250	207,104
Galaxy US Opco, Inc.
9.29% (3 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 07/31/30	243,632	203,703
Belron Finance US LLC
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/16/31	199,500	198,878
Imagefirst Holdings LLC
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/07/32	190,000	189,288
Life Time, Inc.
6.80% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 11/05/31	185,000	184,445
CCRR Parent, Inc.
8.82% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28	433,431	179,874
AmSpec Parent LLC
8.55% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/22/31	173,638	173,313
Tacala Investment Corp.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 01/31/31	158,801	158,553
Apro LLC
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/09/31	149,250	148,598
Packers Holdings LLC
7.67% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28	243,152	139,508
Secretariat Advisors LLC
8.31% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/21/32	138,007	137,317
Seaworld Parks & Entertainment, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 12/04/31	124,375	123,287
Holding Socotec SAS
due 06/30/28	120,000	119,850
Tripadvisor, Inc.
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/08/31	119,699	117,320
Fertitta Entertainment LLC
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 01/27/29	99,487	97,849
Citrin Cooperman Advisors LLC
due 03/05/32	98,636	97,835
Frontdoor, Inc.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/19/31	95,635	95,516
Seren BidCo AB
7.74% (3 Month SOFR + 3.40%, Rate Floor: 3.90%) due 11/16/28	94,761	94,453
First Brands Group LLC
9.55% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	101,274	93,805
TransNetwork LLC
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/29/30	91,836	91,836
Bulldog Purchaser, Inc.
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 06/28/31	89,543	89,188
MX Holdings US, Inc.
due 02/19/32	85,367	85,047
Ontario Gaming GTA, LP
8.55% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 08/01/30	86,449	84,979
Asphalt Atd Holdco, LLC
11.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) (in-kind rate was 4.00%) due 02/28/30[3]	84,608	84,608
EG Finco Ltd.
8.56% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/07/28	54,013	53,974
WW International, Inc.
8.05% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28	94,500	23,530

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 91.1% (continued)
Consumer, Cyclical - 18.3% (continued)
American Tire Distributors, Inc.
11.80% (3 Month Term SOFR + 6.25%, Rate Floor: 7.00%) due 10/20/28†††	175,500	$–
Total Consumer, Cyclical		9,342,188
Industrial - 18.1%
Arcline FM Holdings, LLC
8.80% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 06/23/28	469,304	466,254
AS Mileage Plan Ltd.
6.29% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/15/31	407,670	407,160
Park River Holdings, Inc.
7.82% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 12/28/27	435,292	398,292
Hunter Douglas, Inc.
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/17/32	399,857	380,964
LBM Acquisition LLC
8.17% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/06/31	412,895	379,966
Amentum Holdings, Inc.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 09/29/31	301,496	290,944
Michael Baker International LLC
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/01/28	281,870	280,932
Fugue Finance LLC
7.50% (6 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 01/09/32	275,111	274,508
TransDigm, Inc.
6.80% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/28/31	194,786	193,577
6.80% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/19/32	79,600	79,130
DXP Enterprises, Inc.
8.07% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/11/30	256,461	255,579
Arcosa, Inc.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 08/12/31	249,375	248,752
DG Investment Intermediate Holdings 2, Inc.
8.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/31/28	249,140	247,272
GYP Holdings III Corp.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 05/12/30	246,881	246,420
Core & Main LP
6.27% (6 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/09/31	247,505	246,267
Quikrete Holdings, Inc.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/14/31	140,604	138,906
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/10/32	65,000	64,204
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/19/29	42,924	42,471
Air Canada
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/21/31	248,744	245,401
Harsco Corporation
6.69% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/10/28	244,289	239,709
Pelican Products, Inc.
8.81% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	239,786	219,104
Anchor Packaging LLC
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/18/29	214,461	214,148
Hobbs & Associates LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/23/31	214,695	211,384
American Bath Group LLC
8.17% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 11/23/27	201,094	185,560
StandardAero
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	176,406	175,784
Cube A&D Buyer, Inc.
7.79% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/17/31	174,518	173,064
Protective Industrial Products, Inc.
8.44% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/29/27	161,474	155,015
Genesee & Wyoming, Inc.
6.05% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/10/31	154,225	152,703

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 91.1% (continued)
Industrial - 18.1% (continued)
MI Windows And Doors LLC
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/28/31	155,461	$152,417
APi Group DE, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/03/29	152,912	152,320
Engineering Research And Consulting LLC
9.31% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/29/31†††	149,625	148,129
Spring Education Group, Inc.
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/04/30	144,245	143,859
Foundation Building Materials Holding Company LLC
8.29% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/31	148,500	134,640
Atlantic Aviation
6.82% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 09/23/31	129,675	128,580
Artera Services LLC
8.80% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/15/31	134,467	127,220
API Heat Transfer
12.56% (3 Month Term SOFR + 8.00%, Rate Floor: 11.00%) due 11/12/27†††	80,254	80,254
9.56% (3 Month Term SOFR + 5.00%, Rate Floor: 8.00%) due 11/10/27†††	46,567	46,567
ASP Dream Acquisiton Co. LLC
8.67% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/15/28	130,110	125,556
Ring Container Technologies Group, LLC
7.07% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 08/12/28	124,902	124,621
Merlin Buyer, Inc.
due 12/14/28	121,686	119,760
STS Operating, Inc.
8.42% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/25/31	115,830	110,928
Jefferies Finance LLC
6.67% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/02/32	105,000	104,804
PointClickCare Technologies, Inc.
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/03/31	105,000	104,672
Mannington Mills, Inc.
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/07/32	105,000	103,950
XPO, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/28/31	100,000	99,719
Red SPV LLC
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/06/32	97,367	96,637
Construction Partners, Inc.
6.83% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 11/03/31	95,000	94,327
FCG Acquisitions, Inc.
7.55% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 03/31/28	89,767	89,010
GFL Environmental, Inc.
6.82% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/04/32	89,950	88,960
Madison Safety & Flow LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/26/31	78,002	77,831
Osmose Utility Services, Inc.
7.69% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/23/28	70,525	69,503
White Cap Supply Holdings LLC
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/19/29	69,825	67,581
Knife River Corp.
6.29% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/19/32	42,046	41,889
Total Industrial		9,247,204
Financial - 13.0%
GIP Pilot Acquisition Partners LP
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/04/30	500,758	497,944
USI, Inc.
6.55% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 09/29/30	295,522	292,402
6.55% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 11/22/29	204,745	202,601

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 91.1% (continued)
Financial - 13.0% (continued)
Duff & Phelps
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27	381,683	$361,366
Citadel Securities, LP
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	353,751	353,178
Corpay, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/28/28	348,252	347,054
Cobham Ultra SeniorCo SARL
8.43% (6 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 08/03/29	320,277	318,810
Ardonagh Midco 3 plc
7.04% ((3 Month Term SOFR + 2.75%) and (6 Month Term SOFR + 2.75%), Rate Floor: 2.75%) due 02/15/31	273,804	270,039
Jane Street Group LLC
6.31% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	272,595	269,160
Worldpay
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31	269,413	267,308
Nexus Buyer LLC
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/31/31	268,278	266,545
Apex Group Treasury LLC
7.82% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/19/32	249,670	248,579
Focus Financial Partners LLC
7.57% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/15/31	202,584	201,054
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/15/31	45,000	44,522
Capstone Borrower, Inc.
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 06/17/30	245,753	244,340
Asurion LLC
8.57% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	240,118	236,742
Harbourvest Partners LP
6.55% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/18/30	236,724	236,428
Amwins Group, Inc.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 01/30/32	193,316	191,616
Orion Advisor Solutions, Inc.
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 09/24/30	188,686	188,437
Virtu Financial
6.82% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 06/21/31	175,000	174,891
Zodiac Pool Solutions LLC
6.35% (1 Month Term SOFR + 1.93%, Rate Floor: 2.43%) due 01/29/29	161,933	161,589
Tegra118 Wealth Solutions, Inc.
8.32% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27	148,057	147,069
Jefferies Finance LLC
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 10/21/31	144,638	144,034
Eisner Advisory Group
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31	138,255	137,954
Franchise Group, Inc.
9.30% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 03/10/26	206,919	84,216
13.57% (1 Month Term SOFR + 9.11%, Rate Floor: 10.11%) due 04/30/25	51,850	51,850
Starwood Property Mortgage LLC
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/02/30	130,269	129,700
Aretec Group, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/09/30	127,285	126,097
CPI Holdco B LLC
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/17/31	121,545	120,203
Alter Domus
7.79% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 10/30/31	101,494	101,549
AqGen Island Holdings, Inc.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 08/02/28	79,788	79,115

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 91.1% (continued)
Financial - 13.0% (continued)
Walker & Dunlop, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/06/32	76,273	$75,797
Assetmark Financial Holdings, Inc.
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/05/31	44,888	44,537
Total Financial		6,616,726
Consumer, Non-cyclical - 12.9%
Bombardier Recreational Products, Inc.
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/22/31	466,215	460,718
Topgolf Callaway Brands Corp.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/15/30	472,434	445,661
Dermatology Intermediate Holdings III, Inc.
8.54% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/30/29	453,940	425,324
Summit Behavioral Healthcare LLC
8.55% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 11/24/28	494,975	408,354
Primo Brands Corp.
6.55% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/31/28	389,040	387,134
Froneri US, Inc.
6.24% (6 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/30/31	389,898	386,989
Grifols Worldwide Operations USA, Inc.
6.46% (3 Month Term SOFR + 2.00%, Rate Floor: 3.00%) due 11/15/27	316,913	313,506
Medical Solutions Parent Holdings, Inc.
7.89% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 11/01/28	485,428	309,703
Recess Holdings, Inc.
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 02/20/30	270,512	270,174
Nomad Foods Ltd.
6.97% (6 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 11/12/29	262,341	261,358
HAH Group Holding Co. LLC
9.32% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31	271,216	256,934
Weber-Stephen Products LLC
7.69% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 10/30/27	241,501	233,249
Outcomes Group Holdings, Inc.
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 05/06/31	219,052	218,778
National Mentor Holdings, Inc.
8.17% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 4.50%) due 03/02/28	197,280	190,754
8.15% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/02/28	10,755	10,399
Del Monte Foods, Inc.
8.72% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 08/02/28	159,222	101,703
15.47% (3 Month Term SOFR + 8.00%, Rate Floor: 8.00%) (in-kind rate was 3.00%) due 08/02/28[3]	99,698	98,701
Southern Veterinary Partners LLC
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 12/04/31	175,196	174,602
Chefs' Warehouse, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/23/29	172,333	172,980
IVI America LLC
8.05% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/07/31	171,401	171,401
TGP Holdings LLC
7.67% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	182,313	165,883
Energizer Holdings, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/22/27	157,558	157,182
Medline Borrower LP
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 10/23/28	137,678	137,363
Hayward Industries, Inc.
6.94% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 05/30/28	131,271	130,797

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 91.1% (continued)
Consumer, Non-cyclical - 12.9% (continued)
Aramark Services, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/22/30	130,611	$130,420
Pacific Dental Services LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 03/15/31	129,175	128,288
Midwest Physician Administrative Services
7.56% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 03/12/28	142,267	123,417
Hanger, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/23/31	108,365	108,207
Ceva Sante
due 11/08/30	95,000	94,565
Concentra Health Services, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/26/31	84,788	84,575
Total Consumer, Non-cyclical		6,559,119
Technology - 12.3%
CACI International, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/30/31	498,750	495,947
DCert Buyer, Inc.
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/16/26	494,792	480,443
Boxer Parent Co., Inc.
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 07/30/31	485,370	476,352
DS Admiral Bidco LLC
8.57% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	442,996	424,722
Xerox Corp.
8.28% ((3 Month Term SOFR + 4.00%) and (6 Month Term SOFR + 4.00%), Rate Floor: 4.50%) due 11/17/29	408,088	388,067
Iron Mountain Information Management Services, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31	386,617	383,961
Conair Holdings LLC
8.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 05/17/28	443,661	381,389
E2open LLC
7.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/04/28	341,296	340,303
Polaris Newco LLC
8.30% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 06/02/28	314,623	300,584
Dun & Bradstreet Corp.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/18/29	273,618	272,890
Gen Digital, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 09/12/29	209,685	208,439
due 02/13/32	45,000	44,516
Pushpay USA, Inc.
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/15/31	227,773	227,773
Sabre GLBL, Inc.
10.42% (1 Month Term SOFR + 6.00%, Rate Floor: 7.50%) due 11/15/29	107,620	104,767
9.42% (1 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 06/30/28	87,599	84,132
7.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/17/27	36,764	35,247
Wrench Group LLC
8.56% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 10/30/28	222,750	211,056
Ascend Learning, LLC
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 12/11/28	199,349	196,750
Cloud Software Group, Inc.
7.80% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 03/30/29	179,504	177,668
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 03/21/31	18,462	18,265
Blackhawk Network Holdings, Inc.
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 03/12/29	157,381	156,565
Instructure Holdings, Inc.
7.32% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 11/13/31	143,492	142,292
Modena Buyer LLC
8.79% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	147,096	142,254

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 91.1% (continued)
Technology - 12.3% (continued)
Zuora, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/14/32	134,038	$132,027
Kaseya, Inc.
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/05/32	108,626	108,151
Epicor Software
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 05/30/31	106,284	105,928
Dye & Durham Corp.
8.40% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 04/11/31	80,932	80,932
World Wide Technology Holding Company LLC
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/01/30†††	70,000	69,825
Clearwater Analytics, LLC
due 02/10/32	50,000	49,750
Waystar Technologies, Inc.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 10/22/29	47,005	46,751
Total Technology		6,287,746
Communications - 7.7%
CSC Holdings LLC
8.82% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/18/28	480,265	463,658
Virgin Media Bristol LLC
7.58% (3 Month Term SOFR + 3.18%, Rate Floor: 3.18%) due 03/31/31	400,406	384,710
Zayo Group Holdings, Inc.
7.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	401,527	372,918
McGraw Hill Education, Inc.
7.57% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 08/06/31	319,386	318,587
UPC Financing Partnership
6.79% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/29/32	304,199	300,831
SBA Senior Finance II LLC
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/25/31	298,767	298,379
Midcontinent Communications
6.82% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/16/31	248,750	248,233
Speedster Bidco GmbH
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 12/10/31	243,340	242,732
Altice France SA
9.80% (3 Month Term SOFR + 5.50%, Rate Floor: 5.50%) due 08/15/28	245,042	219,190
Cengage Learning, Inc.
7.83% ((1 Month Term SOFR + 3.50%) and (3 Month Term SOFR + 3.50%), Rate Floor: 4.50%) due 03/24/31	203,500	201,622
Authentic Brands
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/11/32	200,000	197,584
Charter Communications Operating LLC
6.31% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/07/30	187,625	186,550
Playtika Holding Corp.
7.19% (1 Month Term SOFR + 2.75%, Rate Floor: 3.75%) due 03/13/28	138,683	137,175
Level 3 Financing, Inc.
due 03/21/32	103,500	102,109
UFC Holdings LLC
6.58% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 11/21/31	85,000	84,734
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
8.56% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 10/18/28	84,458	84,195
Xplore, Inc.
6.05% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 10/24/31	70,157	54,810
9.55% (3 Month Term SOFR + 1.50%, Rate Floor: 6.05%) (in-kind rate was 3.50%) due 10/23/29[3]	19,639	18,976
Total Communications		3,916,993
Basic Materials - 3.3%
Arsenal AIC Parent LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/18/30	522,056	517,488
Discovery Purchaser Corp.
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 10/04/29	256,721	253,913

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 91.1% (continued)
Basic Materials - 3.3% (continued)
CTEC III GmbH
6.00% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/16/29	EUR	205,000	$220,937
Minerals Technologies, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/26/31		150,000	149,625
Platform Specialty Products
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 12/18/30		117,626	117,248
A-AP Buyer, Inc.
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/09/31†††		99,750	99,251
Vantage Specialty Chemicals, Inc.
9.07% (1 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 10/26/26		102,638	98,745
W.R. Grace Holdings LLC
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 09/22/28		96,750	95,662
SCIH Salt Holdings, Inc.
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 01/31/29		55,000	54,475
TPC Group, Inc.
9.95% (6 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 12/16/31		55,000	53,808
GrafTech Finance, Inc.
10.30% (3 Month Term SOFR + 6.00%, Rate Floor: 8.00%) due 12/21/29		28,445	28,996
Total Basic Materials			1,690,148
Utilities - 2.4%
Calpine Construction Finance Company, LP
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/31/30		497,500	495,808
UGI Energy Services LLC
6.82% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/22/30		278,768	278,420
NRG Energy, Inc.
6.04% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/16/31		268,605	267,890
TerraForm Power Operating LLC
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 05/21/29		163,728	164,036
Total Utilities			1,206,154
Energy - 2.4%
Par Petroleum LLC
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/28/30		264,583	259,403
AL GCX Holdings LLC
6.31% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 05/17/29		240,230	238,986
BANGL LLC
8.81% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29		228,695	228,981
ITT Holdings LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/11/30		113,281	113,246
WhiteWater DBR Holdco LLC
6.55% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/03/31		109,451	108,903
CVR Energy, Inc.
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/30/27		99,750	99,750
Bip PipeCo Holdings LLC
6.54% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/06/30		96,169	95,788
Buckeye Partners, LP
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 11/22/30		52,451	52,369
Total Energy			1,197,426
Bank Loans - 0.7%
Kaseya, Inc.
due 03/05/32		343,406	341,689
Total Bank Loans			341,689
Total Senior Floating Rate Interests
(Cost $47,977,480)			46,405,393
CORPORATE BONDS†† - 0.4%
Communications - 0.3%
Level 3 Financing, Inc.
11.00% due 11/15/29[4]		134,610	150,028

Industrial - 0.1%
GrafTech Global Enterprises, Inc.
9.88% due 12/23/29[4]		90,000	70,650

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 0.4% (continued)
Total Corporate Bonds
(Cost $217,270)		$220,678
Total Investments - 99.9%
(Cost $52,521,935)		$50,929,011
Other Assets & Liabilities, net - 0.1%		30,293
Total Net Assets - 100.0%		$50,959,304

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation
Barclays Bank plc	EUR	Sell	277,000	303,631 USD	04/15/25	$3,668

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2025.
[3]	Payment-in-kind security.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $220,678 (cost $217,270), or 0.4% of total net assets.

EUR — Euro
EURIBOR — European Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,104	$15,812	$584,439	$625,355
Right	—	—	5,782	5,782
Exchange-Traded Fund	429,685	—	—	429,685
Mutual Fund	2,149,682	—	—	2,149,682
Money Market Fund	1,092,436	—	—	1,092,436
Senior Floating Rate Interests	—	45,961,367	444,026	46,405,393
Corporate Bonds	—	220,678	—	220,678
Forward Foreign Currency Exchange Contracts**	—	3,668	—	3,668
Total Assets	$3,696,907	$46,201,525	$1,034,247	$50,932,679

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 5)	$—	$—	$236	$236

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$406,929	Model Price	Liquidation Value	—	—
Common Stocks	177,510	Enterprise Value	Valuation Multiple	2.6%-8.3%	4.90%
Right	5,782	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	317,205	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	126,821	Model Price	Purchase Price	—	—
Total Assets	$1,034,247
Liabilities:
Unfunded Loan Commitments	$236	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, valuation multiple, or liquidation value would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2025, the Fund had securities with a total value of $99,251 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $1,199,433 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2025:

					Liabilities
	Senior Floating Rate Interests	Common Stocks	Rights	Total Assets	Unfunded Loan Commitments
Beginning Balance	$2,234,220	$180,649	$-	$2,414,869	$(772)
Purchases/(Receipts)	71,530	351,974	-	423,504	(116)
(Sales, maturities and paydowns)/Fundings	(409,042)	-	-	(409,042)	15
Amortization of premiums/discounts	10,569	-	-	10,569	217
Corporate actions	(262,720)	-	-	(262,720)	-
Total realized gains (losses) included in earnings	(160,226)	-	-	(160,226)	(15)
Total change in unrealized appreciation (depreciation) included in earnings	59,877	51,816	5,782	117,475	435
Transfers into Level 3	99,251	-	-	99,251	-
Transfers out of Level 3	(1,199,433)	-	-	(1,199,433)	-
Ending Balance	$444,026	$584,439	$5,782	$1,034,247	$(236)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2025	$65,885	$51,816	$5,782	$123,483	$(338)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

Transactions during the period ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Common Stocks
BP Holdco LLC *	$14,072	$–	$–	$–	$(4,582)	$9,490	11,609	$–
Mutual Funds
Guggenheim Floating Rate Strategies Fund — Class R6	1,562,812	619,515	–	–	(32,645)	2,149,682	89,982	34,797
	$1,576,884	$619,515	$–	$–	$(37,227)	$2,159,172		$34,797

*	Non-income producing security.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 0.9%
Consumer, Cyclical - 0.6%
Alimentation Couche-Tard Inc.*,†††	9,308	$158,241
Consumer, Non-cyclical - 0.3%
Endo, Inc.*	3,651	87,624
MEDIQ, Inc.*,†††	92	–
Total Consumer, Non-cyclical		87,624
Communications - 0.0%
Xplore, Inc.*,††	1,647	6,588
Industrial - 0.0%
YAK BLOCKER 2 LLC†††	914	1,544
YAK BLOCKER 2 LLC†††	844	1,428
BP Holdco LLC*,†††,1	523	427
Vector Phoenix Holdings, LP*,†††	523	11
Total Industrial		3,410
Energy - 0.0%
Legacy Reserves, Inc.†††	1,969	573
Permian Production Partners LLC*,†††	9,124	90
Total Energy		663
Financial - 0.0%
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,2	225,000	23
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,2	125,000	12
Total Financial		35
Total Common Stocks
(Cost $281,160)		256,561

PREFERRED STOCKS - 0.9%
Financial - 0.9%
Citigroup, Inc.
7.63%††	125,000	130,045
Goldman Sachs Group, Inc.
7.50%††	75,000	78,653
American National Group, Inc.††
7.38%	2,000	51,440
Total Financial		260,138
Industrial - 0.0%
U.S. Shipping Corp.*,†††	24,529	3
Total Preferred Stocks
(Cost $875,000)		260,141

RIGHTS††† - 0.0%
Asphalt Intermediate Holdco, LLC	417	2,251
Total Rights
(Cost $–)		2,251

MONEY MARKET FUND***,† - 0.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.17%[3]	258,160	258,160
Total Money Market Fund
(Cost $258,160)		258,160

		Face Amount~
CORPORATE BONDS†† - 83.3%
Industrial - 14.8%
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[4]		200,000	201,053
5.25% due 07/15/28[4]		150,000	144,981
Enviri Corp.
5.75% due 07/31/27[4]		325,000	310,286
GrafTech Finance, Inc.
4.63% due 12/23/29[4]		430,000	295,088
Trinity Industries, Inc.
7.75% due 07/15/28[4]		275,000	285,087
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/27[4]		175,000	171,500
9.25% due 04/15/27[4]		100,000	94,330
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[4]		275,000	249,020
TransDigm, Inc.
6.88% due 12/15/30[4]		175,000	178,814
6.00% due 01/15/33[4]		50,000	49,207
Builders FirstSource, Inc.
6.38% due 06/15/32[4]		125,000	125,364
6.38% due 03/01/34[4]		45,000	44,654
4.25% due 02/01/32[4]		25,000	22,365
EnerSys
6.63% due 01/15/32[4]		175,000	177,709
Clean Harbors, Inc.
6.38% due 02/01/31[4]		150,000	151,604
Techem Verwaltungsgesellschaft
5.38% due 07/15/29	EUR	125,000	137,186
Advanced Drainage Systems, Inc.
6.38% due 06/15/30[4]		125,000	125,544
Quikrete Holdings, Inc.
6.38% due 03/01/32[4]		75,000	75,476
6.75% due 03/01/33[4]		50,000	49,773
Hillenbrand, Inc.
6.25% due 02/15/29		75,000	75,138
3.75% due 03/01/31		50,000	43,849
Artera Services LLC
8.50% due 02/15/31[4]		125,000	116,640
Clearwater Paper Corp.
4.75% due 08/15/28[4]		125,000	116,398
Nidda Healthcare Holding
5.63% due 02/21/30	EUR	100,000	109,836
Sealed Air Corporation/Sealed Air Corp US
7.25% due 02/15/31[4]		100,000	103,515
EMRLD Borrower Limited Partnership / Emerald Company-Issuer, Inc.
6.63% due 12/15/30[4]		100,000	100,044
Calderys Financing LLC
11.25% due 06/01/28[4]		75,000	78,988
Wrangler Holdco Corp.
6.63% due 04/01/32[4]		75,000	76,361
Axon Enterprise, Inc.
6.25% due 03/15/33[4]		75,000	75,772

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 83.3% (continued)
Industrial - 14.8% (continued)
Waste Pro USA, Inc.
7.00% due 02/01/33[4]		75,000	$75,253
Standard Building Solutions, Inc.
6.50% due 08/15/32[4]		75,000	74,978
Arcosa, Inc.
4.38% due 04/15/29[4]		75,000	70,287
Amsted Industries, Inc.
4.63% due 05/15/30[4]		75,000	69,930
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[4]		75,000	67,413
AmeriTex HoldCo Intermediate LLC
10.25% due 10/15/28[4]		50,000	51,318
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50% due 02/01/32[4]		50,000	47,618
Miter Brands Acquisition Holdco Incorporated / MIWD Borrower LLC
6.75% due 04/01/32[4]		25,000	24,778
Total Industrial			4,267,157
Consumer, Cyclical - 14.4%
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[4]		250,000	225,706
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[4]		200,000	206,279
Station Casinos LLC
4.63% due 12/01/31[4]		225,000	202,167
Caesars Entertainment, Inc.
6.00% due 10/15/32[4]		125,000	116,734
8.13% due 07/01/27[4]		50,000	50,352
6.50% due 02/15/32[4]		25,000	24,919
Wolverine World Wide, Inc.
4.00% due 08/15/29[4]		225,000	190,374
Wabash National Corp.
4.50% due 10/15/28[4]		200,000	179,696
Scotts Miracle-Gro Co.
4.38% due 02/01/32		200,000	175,729
Hilton Domestic Operating Company, Inc.
5.88% due 03/15/33[4]		100,000	99,014
6.13% due 04/01/32[4]		75,000	75,285
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[4]		175,000	173,232
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[4]		175,000	165,041
Crocs, Inc.
4.25% due 03/15/29[4]		175,000	162,674
RB Global Holdings, Inc.
7.75% due 03/15/31[4]		150,000	156,982
Life Time, Inc.
6.00% due 11/15/31[4]		150,000	148,718
Ontario Gaming GTA Limited Partnership/OTG Company-Issuer, Inc.
8.00% due 08/01/30[4]		145,000	144,211
Velocity Vehicle Group LLC
8.00% due 06/01/29[4]		125,000	128,218
Clarios Global Limited Partnership / Clarios US Finance Co.
8.50% due 05/15/27[4]		75,000	75,018
6.75% due 05/15/28[4]		50,000	50,704
ONE Hotels GmbH
7.75% due 04/02/31[4]	EUR	100,000	115,635
AccorInvest Group S.A.
6.38% due 10/15/29[4]	EUR	100,000	111,314
Amer Sports Co.
6.75% due 02/16/31[4]		100,000	102,340
Vail Resorts, Inc.
6.50% due 05/15/32[4]		100,000	101,108
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
6.25% due 03/15/33[4]		100,000	97,394
Newell Brands, Inc.
6.63% due 05/15/32		100,000	97,145
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[4]		100,000	90,502
Penn Entertainment, Inc.
4.13% due 07/01/29[4]		100,000	88,784
Park River Holdings, Inc.
5.63% due 02/01/29[4]		100,000	78,471
JB Poindexter & Company, Inc.
8.75% due 12/15/31[4]		75,000	77,076
Asbury Automotive Group, Inc.
5.00% due 02/15/32[4]		75,000	68,016
Somnigroup International, Inc.
3.88% due 10/15/31[4]		75,000	65,851
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[4]		53,000	55,136
Advance Auto Parts, Inc.
5.90% due 03/09/26		50,000	49,909
Superior Plus, LP
4.25% due 05/18/28[4]	CAD	75,000	49,825
Papa John's International, Inc.
3.88% due 09/15/29[4]		50,000	46,848
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[4]		50,000	46,050

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 83.3% (continued)
Consumer, Cyclical - 14.4% (continued)
Sabre GLBL, Inc.
7.38% due 09/01/25[2]		35,000	$35,000
9.25% due 04/15/25[2]		7,000	6,982
Total Consumer, Cyclical			4,134,439
Consumer, Non-cyclical - 14.2%
CPI CG, Inc.
10.00% due 07/15/29[4]		275,000	292,731
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[4]		150,000	146,589
6.25% due 03/15/33[4]		100,000	100,974
Boost Newco Borrower LLC
7.50% due 01/15/31[4]		200,000	208,187
Tenet Healthcare Corp.
6.13% due 06/15/30		125,000	124,422
6.75% due 05/15/31		75,000	76,072
Grifols S.A.
4.75% due 10/15/28[4]		200,000	184,663
Bausch Health Companies, Inc.
4.88% due 06/01/28[4]		225,000	181,687
Williams Scotsman, Inc.
7.38% due 10/01/31[4]		125,000	128,727
6.63% due 04/15/30[4]		50,000	50,534
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[4]		200,000	178,912
TriNet Group, Inc.
7.13% due 08/15/31[4]		175,000	177,693
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[4]		200,000	175,590
HAH Group Holding Company LLC
9.75% due 10/01/31[4]		175,000	168,535
Carriage Services, Inc.
4.25% due 05/15/29[4]		175,000	159,878
Darling Ingredients, Inc.
6.00% due 06/15/30[4]		150,000	149,091
Upbound Group, Inc.
6.38% due 02/15/29[4]		157,000	148,439
Post Holdings, Inc.
5.50% due 12/15/29[4]		75,000	72,899
4.63% due 04/15/30[4]		75,000	70,040
Service Corporation International
3.38% due 08/15/30		100,000	89,118
5.75% due 10/15/32		50,000	49,137
BCP V Modular Services Finance II plc
4.75% due 10/30/28[4]	EUR	125,000	130,876
Castor S.p.A.
7.75% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,4	EUR	125,000	130,194
Performance Food Group, Inc.
6.13% due 09/15/32[4]		125,000	124,245
AMN Healthcare, Inc.
4.63% due 10/01/27[4]		125,000	120,155
Sammontana Italia S.p.A.
6.54% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%) due 10/15/31◊	EUR	100,000	108,484
Medline Borrower, LP
5.25% due 10/01/29[4]		100,000	95,957
DaVita, Inc.
4.63% due 06/01/30[4]		100,000	92,057
Brink's Co.
6.75% due 06/15/32[4]		75,000	76,043
Acadia Healthcare Company, Inc.
7.38% due 03/15/33[4]		75,000	74,926
Central Garden & Pet Co.
4.13% due 04/30/31[4]		75,000	67,113
WW International, Inc.
4.50% due 04/15/29[4]		205,000	51,469
Graham Holdings Co.
5.75% due 06/01/26[4]		50,000	49,993
Molina Healthcare, Inc.
6.25% due 01/15/33[4]		25,000	24,605
Perrigo Finance Unlimited Co.
6.13% due 09/30/32		25,000	24,597
Total Consumer, Non-cyclical			4,104,632
Financial - 12.0%
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
6.50% due 10/01/31[4]		175,000	171,795
7.00% due 01/15/31[4]		75,000	75,229
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[4]		225,000	240,932
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]		250,000	235,036
Ardonagh Finco Ltd.
7.75% due 02/15/31[4]		200,000	203,731
Hunt Companies, Inc.
5.25% due 04/15/29[4]		200,000	191,155
Starwood Property Trust, Inc.
6.50% due 10/15/30[4]		100,000	99,073
7.25% due 04/01/29[4]		75,000	76,886
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[4]		75,000	77,046
6.13% due 11/01/32[4]		50,000	49,199
4.50% due 11/15/29[4]		50,000	47,214
United Wholesale Mortgage LLC
5.75% due 06/15/27[4]		125,000	122,904
5.50% due 04/15/29[4]		50,000	48,206
Assurant, Inc.
7.00% due 03/27/48[5]		150,000	153,125
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[4]		170,000	152,286

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 83.3% (continued)
Financial - 12.0% (continued)
Focus Financial Partners LLC
6.75% due 09/15/31[4]	150,000	$147,926
OneMain Finance Corp.
3.88% due 09/15/28	100,000	92,472
4.00% due 09/15/30	50,000	44,048
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[4]	125,000	128,447
Iron Mountain, Inc.
5.63% due 07/15/32[4]	125,000	119,500
Aretec Group, Inc.
10.00% due 08/15/30[4]	100,000	107,360
PennyMac Financial Services, Inc.
7.88% due 12/15/29[4]	100,000	104,030
UWM Holdings LLC
6.63% due 02/01/30[4]	100,000	99,183
AmWINS Group, Inc.
4.88% due 06/30/29[4]	100,000	94,271
Kennedy-Wilson, Inc.
4.75% due 03/01/29	100,000	91,560
Hightower Holding LLC
9.13% due 01/31/30[4]	75,000	77,174
SLM Corp.
6.50% due 01/31/30	75,000	76,958
Walker & Dunlop, Inc.
6.63% due 04/01/33[4]	75,000	74,812
Ryan Specialty LLC
5.88% due 08/01/32[4]	75,000	74,076
HUB International Ltd.
5.63% due 12/01/29[4]	50,000	48,363
7.38% due 01/31/32[4]	25,000	25,455
Liberty Mutual Group, Inc.
4.30% due 02/01/61[4]	100,000	62,254
USI, Inc.
7.50% due 01/15/32[4]	50,000	51,009
Total Financial		3,462,715
Communications - 9.0%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32	225,000	195,313
4.50% due 06/01/33[4]	125,000	106,605
6.38% due 09/01/29[4]	100,000	99,701
4.25% due 01/15/34[4]	100,000	82,250
CSC Holdings LLC
4.13% due 12/01/30[4]	200,000	144,828
4.63% due 12/01/30[4]	200,000	97,328
3.38% due 02/15/31[4]	75,000	53,653
McGraw-Hill Education, Inc.
5.75% due 08/01/28[4]	125,000	122,054
8.00% due 08/01/29[4]	100,000	98,349
7.38% due 09/01/31[4]	25,000	25,138
Level 3 Financing, Inc.
10.50% due 05/15/30[4]	125,000	133,937
11.00% due 11/15/29[4]	99,190	110,551
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc.
7.00% due 06/15/27[4]	225,000	226,534
AMC Networks, Inc.
4.25% due 02/15/29	300,000	225,047
Sunrise FinCo I B.V.
4.88% due 07/15/31[4]	200,000	181,873
Vmed O2 UK Financing I plc
4.25% due 01/31/31[4]	200,000	172,525
Altice France S.A.
5.13% due 07/15/29[4]	175,000	137,083
Match Group Holdings II LLC
3.63% due 10/01/31[4]	150,000	129,273
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[4]	100,000	92,737
7.38% due 02/15/31[4]	25,000	26,038
Gen Digital, Inc.
6.25% due 04/01/33[4]	75,000	74,659
Cable One, Inc.
4.00% due 11/15/30[4]	75,000	59,470
Total Communications		2,594,946
Energy - 7.5%
Buckeye Partners, LP
3.95% due 12/01/26	175,000	170,549
6.88% due 07/01/29[4]	75,000	76,240
CVR Energy, Inc.
5.75% due 02/15/28[4]	182,000	169,637
8.50% due 01/15/29[4]	75,000	72,008
ITT Holdings LLC
6.50% due 08/01/29[4]	250,000	230,633
Global Partners Limited Partnership / GLP Finance Corp.
8.25% due 01/15/32[4]	100,000	102,796
7.00% due 08/01/27	100,000	99,702
Parkland Corp.
4.50% due 10/01/29[4]	125,000	117,878
4.63% due 05/01/30[4]	75,000	70,386
TransMontaigne Partners LLC
8.50% due 06/15/30[4]	175,000	176,288
Venture Global Calcasieu Pass LLC
6.25% due 01/15/30[4]	150,000	152,243
Venture Global LNG, Inc.
8.13% due 06/01/28[4]	75,000	76,637
7.00% due 01/15/30[4]	75,000	73,889
NuStar Logistics, LP
5.63% due 04/28/27	125,000	124,475
Viper Energy, Inc.
7.38% due 11/01/31[4]	100,000	104,518
Sunoco Limited Partnership / Sunoco Finance Corp.
6.00% due 04/15/27	100,000	99,816
Sunoco, LP
7.25% due 05/01/32[4]	75,000	77,458
Kinetik Holdings, LP
5.88% due 06/15/30[4]	75,000	74,219
Hess Midstream Operations, LP
5.88% due 03/01/28[4]	50,000	50,226

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 83.3% (continued)
Energy - 7.5% (continued)
Expand Energy Corp.
5.38% due 02/01/29		50,000	$49,791
Total Energy			2,169,389
Basic Materials - 6.7%
Carpenter Technology Corp.
7.63% due 03/15/30		125,000	128,756
6.38% due 07/15/28		100,000	99,689
INEOS Finance plc
6.75% due 05/15/28[4]		200,000	200,138
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[4]		200,000	196,721
Alumina Pty Ltd.
6.38% due 09/15/32[4]		200,000	196,626
Compass Minerals International, Inc.
6.75% due 12/01/27[4]		200,000	191,985
Novelis Corp.
4.75% due 01/30/30[4]		200,000	186,481
Kaiser Aluminum Corp.
4.63% due 03/01/28[4]		110,000	104,484
4.50% due 06/01/31[4]		75,000	66,377
Minerals Technologies, Inc.
5.00% due 07/01/28[4]		175,000	168,562
SK Invictus Intermediate II SARL
5.00% due 10/30/29[4]		125,000	117,240
Arsenal AIC Parent LLC
8.00% due 10/01/30[4]		100,000	101,961
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[4]		100,000	99,396
WR Grace Holdings LLC
4.88% due 06/15/27[4]		75,000	72,436
Mirabela Nickel Ltd.
due 06/24/19†††,2,6		390,085	1,950
Total Basic Materials			1,932,802
Technology - 4.0%
SS&C Technologies, Inc.
5.50% due 09/30/27[4]		225,000	223,298
Dye & Durham Ltd.
8.63% due 04/15/29[4]		200,000	206,146
Capstone Borrower, Inc.
8.00% due 06/15/30[4]		150,000	154,007
ACI Worldwide, Inc.
5.75% due 08/15/26[4]		150,000	150,436
TeamSystem SpA
6.29% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/31/31◊,4	EUR	100,000	108,349
Amentum Holdings, Inc.
7.25% due 08/01/32[4]		100,000	98,366
Cloud Software Group, Inc.
6.50% due 03/31/29[4]		100,000	97,207
Central Parent Incorporated / CDK Global, Inc.
7.25% due 06/15/29[4]		75,000	64,903
NCR Voyix Corp.
5.13% due 04/15/29[4]		59,000	56,192
Total Technology			1,158,904
Utilities - 0.7%
Terraform Global Operating, LP
6.13% due 03/01/26[4]		202,000	200,828
Total Corporate Bonds
(Cost $25,315,697)			24,025,812

SENIOR FLOATING RATE INTERESTS††,◊ - 12.9%
Consumer, Cyclical - 3.4%
PetSmart LLC
8.17% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 02/11/28		144,750	142,156
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
8.94% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 04/03/25		180,516	137,553
CCRR Parent, Inc.
8.82% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28		245,202	101,759
Truck Hero, Inc.
7.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 01/31/28		99,225	94,608
Blue Ribbon LLC
12.31% (1 Month Term SOFR + 8.00%, Rate Floor: 8.75%) due 05/08/28		83,750	62,289
12.29% (3 Month Term SOFR + 8.00%, Rate Floor: 8.75%) due 05/08/28		30,059	29,308
AmSpec Parent LLC
8.55% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/22/31		91,388	91,217
Secretariat Advisors LLC
8.31% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/21/32		66,935	66,601
TransNetwork LLC
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/29/30		49,748	49,748
Rent-A-Center, Inc.
7.04% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28		45,619	45,448
First Brands Group LLC
9.55% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27		45,107	41,781
Galaxy US Opco, Inc.
9.29% (3 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 07/31/30		49,594	41,466

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 12.9% (continued)
Consumer, Cyclical - 3.4% (continued)
Asphalt Atd Holdco, LLC
11.30% (3 Month Term SOFR + 3.00%, Rate Floor: 7.30%) (in-kind rate was 4.00%) due 02/28/30[7]	32,903	$32,903
Holding Socotec SAS
8.06% (3 Month SOFR + 3.75%, Rate Floor: 4.50%) due 06/30/28	25,000	24,969
WW International, Inc.
8.05% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28	45,000	11,205
American Tire Distributors, Inc.
11.80% (3 Month Term SOFR + 6.25%, Rate Floor: 7.00%) due 10/20/28†††	68,250	–
Total Consumer, Cyclical		973,011
Industrial - 3.0%
Arcline FM Holdings, LLC
8.80% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 06/23/28	169,337	168,236
Dispatch Terra Acquisition LLC
8.70% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	144,496	135,748
Michael Baker International LLC
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/01/28	97,883	97,557
Pelican Products, Inc.
8.81% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	88,350	80,729
Engineering Research And Consulting LLC
9.31% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/29/31†††	74,813	74,065
Hobbs & Associates LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/23/31	74,983	73,827
Aegion Corp.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 05/17/28	72,443	71,918
Cognita Ltd.
8.82% (1 Month SOFR + 4.00%, Rate Floor: 4.50%) due 10/27/31	49,875	49,782
Mannington Mills, Inc.
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/07/32	50,000	49,500
STS Operating, Inc.
8.42% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/25/31	49,500	47,405
Total Industrial		848,767
Technology - 2.4%
DS Admiral Bidco LLC
8.57% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	149,813	143,633
Pushpay USA, Inc.
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/15/31	100,000	100,000
E2open LLC
7.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/04/28	74,806	74,588
Blackhawk Network Holdings, Inc.
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 03/12/29	74,438	74,053
Modena Buyer LLC
8.79% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	74,813	72,350
Cloud Software Group, Inc.
7.80% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 03/30/29	73,086	72,338
Polaris Newco LLC
8.30% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 06/02/28	74,806	71,468
Planview Parent, Inc.
7.80% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/17/27	54,588	53,933
Leia Finco US LLC
7.54% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/09/31	35,000	34,606
Total Technology		696,969
Consumer, Non-cyclical - 2.2%
Outcomes Group Holdings, Inc.
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 05/06/31	99,501	99,376
Recess Holdings, Inc.
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 02/20/30	99,312	99,188
Gibson Brands, Inc.
9.56% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28	94,331	92,523

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 12.9% (continued)
Consumer, Non-cyclical - 2.2% (continued)
National Mentor Holdings, Inc.
8.17% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 4.50%) due 03/02/28	76,330	$73,805
IVI America LLC
8.05% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/07/31	69,475	69,475
Women's Care Holdings, Inc.
8.89% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28	61,582	56,695
Balrog Acquisition, Inc.
8.94% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 09/05/28†††	49,125	49,125
TGP Holdings LLC
7.67% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	48,488	44,118
Midwest Physician Administrative Services
7.56% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 03/12/28	49,612	43,039
Total Consumer, Non-cyclical		627,344
Basic Materials - 1.2%
GrafTech Finance, Inc.
10.30% (3 Month Term SOFR + 6.00%, Rate Floor: 8.00%) due 12/21/29	135,903	138,537
Discovery Purchaser Corp.
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 10/04/29	124,688	123,324
NIC Acquisition Corp.
8.31% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27	87,154	71,757
TPC Group, Inc.
9.95% (6 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 12/16/31	25,000	24,458
Total Basic Materials		358,076
Financial - 0.6%
Asurion LLC
8.67% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/19/28	79,192	78,386
Franchise Group, Inc.
9.30% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 03/10/26	103,459	42,108
13.57% (1 Month Term SOFR + 9.11%, Rate Floor: 10.11%) due 04/30/25	25,925	25,925
Apex Group Treasury LLC
7.82% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/19/32	25,000	24,890
Total Financial		171,309
Communications - 0.1%
Xplore, Inc.
6.05% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 10/24/31	29,232	22,837
9.55% (3 Month Term SOFR + 1.50%, Rate Floor: 6.05%) (in-kind rate was 3.50%) due 10/23/29[7]	8,183	7,907
Total Communications		30,744
Energy - 0.0%
Permian Production Partners LLC
12.44% (1 Month Term SOFR + 6.00%, Rate Floor: 10.44%) (in-kind rate was 2.00%) due 11/24/25†††,7	11,254	11,142
Total Senior Floating Rate Interests
(Cost $4,084,401)		3,717,362
Total Investments - 98.9%
(Cost $30,814,418)		$28,520,287
Other Assets & Liabilities, net - 1.1%		316,030
Total Net Assets - 100.0%		$28,836,317

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	EUR	Sell	903,000	989,814 USD	04/15/25	$11,956
Morgan Stanley Capital Services LLC	CAD	Sell	73,000	50,752 USD	04/15/25	(30)
Toronto-Dominion Bank	EUR	Buy	6,000	6,577 USD	04/15/25	(79)
						$11,847

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $43,967 (cost $398,100), or 0.2% of total net assets — See Note 6.
[3]	Rate indicated is the 7-day yield as of March 31, 2025.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $21,169,957 (cost $22,026,622), or 73.4% of total net assets.
[5]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[6]	Security is in default of interest and/or principal obligations.
[7]	Payment-in-kind security.

CAD — Canadian Dollar
EUR — Euro
EURIBOR — European Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$87,624	$6,588	$162,349	$256,561
Preferred Stocks	—	260,138	3	260,141
Rights	—	—	2,251	2,251
Money Market Fund	258,160	—	—	258,160
Corporate Bonds	—	24,023,862	1,950	24,025,812
Senior Floating Rate Interests	—	3,583,030	134,332	3,717,362
Forward Foreign Currency Exchange Contracts**	—	11,956	—	11,956
Total Assets	$345,784	$27,885,574	$300,885	$28,532,243

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$109	$—	$109
Unfunded Loan Commitments (Note 5)	—	—	67	67
Total Liabilities	$—	$109	$67	$176

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$161,338	Model Price	Liquidation Value	—	—
Common Stocks	1,011	Enterprise Value	Valuation Multiple	2.6x-8.3x	3.5x
Corporate Bonds	1,950	Third Party Pricing	Trade Price	—	—
Preferred Stocks	3	Model Price	Liquidation Value	—	—
Rights	2,251	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	134,332	Third Party Pricing	Broker Quote	—	—
Total Assets	$300,885
Liabilities:
Unfunded Loan Commitments	$67	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2025, the Fund had securities with a total value of $11,142 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $170,903 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2025:

	Assets						Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Rights	Total Assets	Unfunded Loan Commitments

Beginning Balance	$1,950	$547,502	$11,477	$3	$-	$560,932	$(3,691)
Purchases/(Receipts)	-	555	136,869	-	-	137,424	(1,130)
(Sales, maturities and paydowns)/Fundings	-	(115,279)	-	-	-	(115,279)	1,067
Amortization of premiums/discounts	-	4,554	-	-	-	4,554	111
Corporate actions	-	(99,000)	-	-	-	(99,000)	-
Total realized gains (losses) included in earnings	-	(61,126)	-	-	-	(61,126)	22
Total change in unrealized appreciation (depreciation) included in earnings	-	16,887	14,003	-	2,251	33,141	3,554
Transfers into Level 3	-	11,142	-	-	-	11,142	-
Transfers out of Level 3	-	(170,903)	-	-	-	(170,903)	-
Ending Balance	$1,950	$134,332	$162,349	$3	$2,251	$300,885	$(67)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2025	$-	$23,986	$14,003	$-	$2,251	$40,240	$(137)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

Transactions during the period ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25
Common Stocks
BP Holdco LLC*	$634	$–	$–	$–	$(207)	$427	523

*	Non-income producing security.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the "1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following Funds:

Fund Name	Investment Company Type
Series E (Total Return Bond Series)	Diversified
Series F (Floating Rate Strategies Series)	Diversified
Series P (High Yield Series)	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (“Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services. If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using independent third-party pricing services.

CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using an independent third-party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. ETFs and listed closed-end investment companies are generally valued at the last quoted sale price.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded.

Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using a price provided by a pricing service.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Interest rate swap agreements entered into by a Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

Typically, loans are valued using information provided by independent third-party pricing services that use broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser. Funds that invest in loans or asset-backed securities as part of their investment strategies may have a significant amount of these instruments that are fair valued by the Adviser.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. E.T. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by a third-party pricing vendor in valuing foreign securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

A Fund may also fair value securities and assets when a significant event is deemed to have occurred after the time of a market quotation including for securities and assets traded on foreign markets and securities and assets for which market quotations are provided by independent third-party pricing services as of a time that is prior to the time when the Funds determine their NAV. There can be no assurance in each case that significant events will be identified.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services pursuant to the processes set forth in the Valuation Designee Procedures. Valuations provided by the independent third-party pricing services are generally based on methods designed to approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset. When providing valuations to the Funds, independent third-party pricing services use various inputs, methods, models and assumptions, which may include information provided by broker-dealers and other market makers. Independent third-party pricing services face the same challenges as the Funds in valuing securities and assets and may rely on limited available information. If the independent third-party pricing service cannot or does not provide a valuation for a particular investment, or such valuation is deemed unreliable, such investment is fair valued by the Adviser. A Fund may also use third-party service providers to model certain securities to determine fair market value. While a Fund’s use of fair valuation is intended to result in calculation of NAV that fairly reflects values of the Fund’s portfolio securities as of the time of pricing, a Fund cannot guarantee that any fair valuation will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question.

Quotes from broker-dealers (i.e., prices provided by a broker-dealer or other market participant, which may or may not be committed to trade at that price), adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value a Fund’s assets. Quotes from broker-dealers and vendor prices based on broker quotes can vary in terms of depth (e.g., provided by a single broker-dealer) and frequency (e.g., provided on a daily, weekly, or monthly basis, or any other regular or irregular interval). Although quotes from broker-dealers and vendor prices based on broker quotes are typically received from established market participants, a Fund may not have the transparency to view the underlying inputs which support such quotes. Significant changes in a quote from a broker-dealer would generally result in significant changes in the fair value of the security.

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

If a Fund's investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent third-party pricing services are used to value a majority of the Funds’ investments. When values are not available from an independent third-party pricing services , they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a independent third-party pricing services based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code, applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder's basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder's basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

At March 31, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Series E (Total Return Bond Series)	$214,075,978	$1,380,238	$(9,292,964)	$(7,912,726)
Series F (Floating Rate Strategies Series)	52,522,356	168,807	(1,758,484)	(1,589,677)
Series P (High Yield Series)	30,816,154	324,835	(2,608,855)	(2,284,020)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of March 31, 2025. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of March 31, 2025, were as follows:

Fund	Borrower	Maturity Date	Face Amount*	Value
Series E (Total Return Bond Series)
	Capstone Acquisition Holdings, Inc.	11/12/29	12,076	$62
	Datix Bidco Ltd.	04/25/31	40,050	155
	MB2 Dental Solutions LLC	02/13/31	36,631	679
			88,757	$896
Series F (Floating Rate Strategies Series)
	Alter Domus	10/30/31	7,506	$–
	AmSpec Parent LLC	12/11/31	26,714	50
	Citrin Cooperman Advisors LLC	03/05/32	6,364	52
	Convergint	03/31/28	4,576	34
	Franchise Group, Inc.	04/30/25	18,783	–
	GrafTech Finance, Inc.	11/04/29	16,254	–
	Hanger, Inc.	10/23/31	11,635	17
	Secretariat Advisors LLC	02/21/32	16,627	83
			108,459	$236
Series P (High Yield Series)
	AmSpec Parent LLC	12/11/31	14,060	$26
	Franchise Group, Inc.	04/30/25	9,392	–
	GrafTech Finance, Inc.	11/04/29	77,659	–
	Secretariat Advisors LLC	02/21/32	8,065	41
			109,176	$67

*	The face amount is denominated in U.S. dollars unless otherwise indicated.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[1]	05/09/14	$–	$60
	Nassau LLC
	2019-1 3.98% due 08/15/34	08/16/19	87,700	79,898
			$87,700	$79,958
Series P (High Yield Series)
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.*	04/23/24	$1,343	$23
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.*	04/23/24	747	12
	Mirabela Nickel Ltd.
	due 06/24/19[2]	12/31/13	353,909	1,950
	Sabre GLBL, Inc.
	7.38% due 09/01/25	04/27/22	35,090	35,000
	Sabre GLBL, Inc.
	9.25% due 04/15/25	01/05/22	7,011	6,982
			$398,100	$43,967

*	Non-income producing security.
[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[2]	Security is in default of interest and/or principal obligations.

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, natural/environmental or man-made disasters, or geological events, governmental actions, tariffs, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.